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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 3 of its series, Evergreen Market Index fund, Evergreen Market Index Growth Fund and Evergreen Market Index Value Fund, for the year ended May 31, 2004. These 3 series have a May 31 fiscal year end.

Date of reporting period: 5/31/2004

Item 1 - Reports to Stockholders.

Evergreen Market Index Fund

Evergreen Market Index Fund

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2004

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Market Index Fund, which covers the twelve-month period ended May 31, 2004.

The investment period began on the heels of an impressive rally in the equity markets. Despite the lows achieved in early 2003, our portfolios were set up at the beginning of the investment period for continued market gains. We believed the impetus that started the rally, the initial military success in Iraq, would be supported by improving economic and market fundamentals in the months ahead. Interest rates and inflation were low as economic and profit growth appeared to be accelerating. It seemed little could get in the way of these good vibes, and for a short while, little did.

The passage of the Jobs and Growth Tax Relief Reconciliation Act (the "Act") added more momentum to the equity market rally. It had been our long held belief that dividends would play an important role in strengthening total return potential. The passage of this Act bolstered our vision and supported the market's continued advances. In addition, levies on capital gains and dividends were now just 15%, the lowest levels in more than sixty years. Child tax credit checks were also expected to increase consumer spending in the months ahead and businesses would likely benefit from incentives to boost capital investment.

As a result of these positives, the equity markets entered the summer months on solid footing. The unraveling of the "deflation trade" in bonds during July 2003, though, quickly challenged the recent market strength. After the Federal Reserve expressed its concerns about deflation, the yield on the 10-year Treasury fell to a 45-year low of 3.1% in mid-June 2003. It appeared th e bond market was convinced that monetary policymakers were prepared to reduce interest rates by a large margin. Yet when the Fed lowered its target for the federal funds rate by only twenty five basis points at the end of its monetary policy meeting in la te June 2003, we suspected th e Fed would not be as aggressive as consensus seemed to suggest. Our conviction was strengthened when Chairman Greenspan stated to congressional banking committees in July 2003 that "signs of sustainable growth" in the economy were emerging and that the Fed was looking for the Gross Domestic Product ("GDP") to expand in excess of 4% in 2004! The yield on the 10-year Treasury swung violently higher, to 4.6% in just a matter of weeks. Yet despite this volatility in the financial markets, equities, after bouncing around a bit, withstood the jolt from interest rates and managed to finish the summer months slightly higher.

Considering the potential for a rate driven sell-off throughout this period of uncertainty, we were encouraged by the market's ability to hold onto its previous gains. This suggested to us a growing conviction on the improving long-term fundamentals. Economic and profit growth had exceeded expectations in the second quarter, and we positioned portfolios to benefit from even further strength in the months ahead. Indeed, operating profits for companies in the S&P 500 Index grew by more than 20% as GDP expanded in excess of 8% in the third quarter. This momentum continued in the fourth quarter, with profits up by approximately 25% on economic growth of more than four percent.

The solid fundamentals carried over into the new year. Forecasts for economic and profit growth continued to increase, and final results exceeded expectations for the first quarter. In addition, forecasts climbed for corporate profit growth of up to 15% for the full year while consensus expectations for GDP growth approached 5% for 2004. Yet despite these positives, a combination of geopolitical uncertainties and a fear of higher interest rates had a dampening effect, we believe, on market sentiment. The bombings in Madrid and increased terror activity in Iraq resulted in a volatile trading environment, and commentary from Fed officials about plans for a "measured" removal of policy accommodation kept stocks in check through the conclusion of the investment period.

1

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

2

FUND AT A GLANCE

as of May 31, 2004

MANAGEMENT TEAM

William E. Zieff
Global Structured Products Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/2002

Class I
Class inception date	10/15/2002

Average annual return

1 year	18.25%

Since portfolio inception	17.99%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The advisor is waiving its advisory fee and reimbursing the fund for other expenses. Had the fee not been waived and expenses reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in Evergreen Market Index Fund Class I shares, versus a similar investment in the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

3

PORTFOLIO MANAGER COMMENTARY

The fund's Class I shares returned 18.25% for the twelve-month period ended May 31, 2004. During the same period, the fund's benchmark, Standard & Poor's 500 Index ("S&P 500"), returned 18.33%.

The fund's objective is to provide exposure to the S&P 500, with minimal variation. Typically, the fund's performance will closely align with that of the index. The investment process is designed to keep trading and administrative costs low with the goal of minimizing the differential in returns between the fund and the index.

Robust economic growth and corporate profitability drove equity prices higher during the past year. While consumer spending remained significant, manufacturing activity and business investment rebounded strongly, providing additional support to the economic recovery. Despite these economic and earnings gains, investor sentiment was tempered by concerns that consumer spending was unsustainable due to the lack of job creation and higher long-term interest rates. Given the lack of momentum in the employment picture and continued mild inflation, the Federal Reserve maintained historically low interest rates. The rising equity market retreated in March and April before rallying in May as high oil prices and strong employment reports fueled expectations that the Federal Reserve would raise interest rates sooner than previously believed.

The top performing sectors contributing to the fund's performance included materials, industrials, and energy. The worst performing sectors detracting from the fund's performance included utilities, health care, and telecommunications. Representative holdings within materials were Louisiana-Pacific Corp., Georgia-Pacific Corp., and United States Steel Corp. Notable industrial stocks included Tyco International, Cummins, and Robert Half International. Valero Energy Corp., Sunoco Inc., and Williams Companies were among the leading energy securities. The worst performing securities were Mirant Corp., Winn-Dixie Stores, and Delta Air Lines.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of May 31, 2004, and subject to change.

4

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,
CLASS I	2004	2003 (a)

Net asset value, beginning of period	$11.02	$10.00

Income from investment operations
Net investment income	0.18	0.12
Net realized and unrealized gains or losses on securities	1.83	0.94
Total from investment operations	2.01	1.06

Distributions to shareholders from net investment income	(0.06)	(0.04)

Net asset value, end of period	$12.97	$11.02

Total return	18.25%	10.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$716,998	$477,477
Ratios to average net assets
Expenses ‡	0.02%	0.02% †
Net investment income	1.70%	1.84% †
Portfolio turnover rate	2%	3%

(a) For the period from October 15, 2002 (commencement of operations), to May 31, 2003.
† Annualized
‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
See Notes to Financial Statements

5

SCHEDULE OF INVESTMENTS

May 31, 2004

	Shares	Value

COMMON STOCKS 99.0%
CONSUMER DISCRETIONARY 11.0%
Auto Components 0.2%
Cooper Tire & Rubber Co.	5,029	$ 106,062
Dana Corp.	10,133	188,980
Delphi Automotive Systems Corp.	38,161	388,860
Goodyear Tire & Rubber Co. *	11,941	103,887
Johnson Controls, Inc.	12,842	692,441
Visteon Corp.	8,904	97,588
1,577,818
Automobiles 0.7%
Ford Motor Co.	124,735	1,852,315
General Motors Corp.	38,277	1,737,393
Harley-Davidson, Inc.	20,635	1,186,306
4,776,014
Distributors 0.1%
Genuine Parts Co.	11,849	445,996
Hotels, Restaurants & Leisure 1.3%
Carnival Corp.	42,909	1,828,352
Darden Restaurants, Inc.	11,226	252,585
Harrah's Entertainment, Inc.	7,581	389,663
Hilton Hotels Corp.	25,840	448,324
International Game Technology, Inc.	23,621	928,305
Marriott International, Inc., Class A	15,669	772,952
McDonald's Corp.	85,937	2,268,737
Starbucks Corp. *	26,981	1,096,508
Starwood Hotels & Resorts, Class B	13,905	586,513
Wendy's International, Inc.	7,760	293,250
Yum! Brands, Inc. *	20,035	751,313
9,616,502
Household Durables 0.5%
Black & Decker Corp.	5,343	320,206
Centex Corp.	8,428	408,674
Fortune Brands, Inc.	9,935	748,106
KB Home	3,180	209,498
Leggett & Platt, Inc.	13,073	330,485
Maytag Corp.	5,350	139,528
Newell Rubbermaid, Inc.	18,689	440,500
Pulte Homes, Inc.	8,543	450,643
Snap-on, Inc.	3,968	133,444
Stanley Works	5,521	240,440
Whirlpool Corp.	4,744	315,618
3,737,142
Internet & Catalog Retail 0.5%
eBay, Inc. *	43,998	3,907,022
Leisure Equipment & Products 0.2%
Brunswick Corp.	6,378	258,309
Eastman Kodak Co.	19,518	510,981
Hasbro, Inc.	11,884	233,640
See Notes to Financial Statements

6

SCHEDULE OF INVESTMENTS continued

May 31, 2004

	Shares	Value

Mattel, Inc.	29,279	$ 511,797
1,514,727
Media 3.7%
Clear Channel Communications, Inc.	41,927	1,664,502
Comcast Corp., Class A *	153,310	4,438,324
Dow Jones & Co., Inc.	5,556	266,299
Gannett Co., Inc.	18,462	1,620,964
Interpublic Group of Companies, Inc. *	28,254	406,292
Knight-Ridder, Inc.	5,442	413,483
McGraw-Hill Companies, Inc.	13,036	1,015,765
Meredith Corp.	3,417	179,256
New York Times Co., Class A	10,208	475,999
Omnicom Group, Inc.	12,941	1,033,598
Time Warner, Inc. *	310,094	5,284,002
Tribune Co.	22,488	1,085,945
Univision Communications, Inc., Class A *	21,965	714,961
Viacom, Inc., Class B	119,140	4,395,075
Walt Disney Co.	139,461	3,273,150
26,267,615
Multi-line Retail 1.1%
Big Lots, Inc. *	7,963	116,419
Dillards, Inc., Class A	5,675	113,557
Dollar General Corp.	22,954	445,308
Family Dollar Stores, Inc.	11,724	367,665
Federated Department Stores, Inc.	12,314	587,501
J.C. Penney Co., Inc.	18,596	665,365
Kohl's Corp. *	23,158	1,101,394
May Department Stores Co.	19,655	563,312
Nordstrom, Inc.	9,361	379,588
Sears, Roebuck & Co.	15,183	576,954
Target Corp.	62,079	2,774,931
7,691,994
Specialty Retail 2.4%
AutoNation, Inc. *	18,735	312,312
AutoZone, Inc. *	5,944	515,642
Bed Bath & Beyond, Inc. *	20,323	757,032
Best Buy Co., Inc.	22,113	1,166,682
Boise Cascade Corp.	5,941	208,826
Circuit City Stores, Inc.	13,539	162,062
Gap, Inc.	61,015	1,473,512
Home Depot, Inc.	154,964	5,566,307
Limited Brands, Inc.	31,743	612,640
Lowe's Companies, Inc.	53,558	2,869,102
Office Depot, Inc. *	21,152	345,624
RadioShack Corp.	11,178	339,699
Sherwin-Williams Co.	9,929	390,210
Staples, Inc.	34,010	937,996
Tiffany & Co.	9,987	353,240
TJX Companies, Inc.	34,278	853,865
Toys "R" Us, Inc. *	14,540	228,569
17,093,320
See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS continued

May 31, 2004

	Shares	Value

Textiles, Apparel & Luxury Goods 0.3%
Jones Apparel Group, Inc.	8,605	$ 331,034
Liz Claiborne, Inc.	7,433	254,952
Nike, Inc., Class B	17,921	1,275,079
Reebok International, Ltd.	4,011	145,399
V.F. Corp.	7,360	345,773
2,352,237
CONSUMER STAPLES 11.3%
Beverages 2.8%
Adolph Coors Co., Class B	2,479	159,772
Anheuser-Busch Companies, Inc.	55,493	2,956,112
Brown-Forman Corp., Class B	8,266	397,181
Coca-Cola Co.	166,546	8,552,137
Coca-Cola Enterprises, Inc.	31,258	861,158
Pepsi Bottling Group, Inc.	17,687	512,923
PepsiCo, Inc.	116,484	6,216,751
19,656,034
Food & Staples Retailing 3.5%
Albertsons, Inc.	24,991	585,539
Costco Wholesale Corp.	31,200	1,178,736
CVS Corp.	26,998	1,125,277
Kroger Co. *	50,744	846,917
Safeway, Inc. *	30,125	679,620
SUPERVALU, Inc.	9,154	283,957
SYSCO Corp.	43,911	1,646,663
Wal-Mart Stores, Inc.	294,763	16,427,142
Walgreen Co.	69,805	2,443,873
Winn-Dixie Stores, Inc.	9,656	61,122
25,278,846
Food Products 1.3%
Archer-Daniels Midland Co.	44,134	733,948
Campbell Soup Co.	27,998	714,229
ConAgra Foods, Inc.	36,568	1,028,292
General Mills, Inc.	25,530	1,175,657
H.J. Heinz Co.	23,981	895,451
Hershey Foods Corp.	8,862	786,325
Kellogg Co.	28,087	1,190,889
McCormick & Co., Inc.	9,354	331,599
Sara Lee Corp.	53,887	1,234,012
Wm. Wrigley Jr. Co.	15,315	961,782
9,052,184
Household Products 2.0%
Clorox Co.	14,313	749,429
Colgate-Palmolive Co.	36,276	2,074,987
Kimberly-Clark Corp.	34,160	2,251,144
Procter & Gamble Co.	88,024	9,490,748
14,566,308
See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

May 31, 2004

	Shares	Value

Personal Products 0.7%
Alberto Culver Co.	6,132	$ 288,326
Avon Products, Inc.	16,033	1,421,486
Gillette Co.	68,586	2,955,371
4,665,183
Tobacco 1.0%
Altria Group, Inc.	139,398	6,686,922
R.J. Reynolds Tobacco Holdings, Inc.	5,764	323,937
UST, Inc.	11,296	422,019
7,432,878
ENERGY 6.3%
Energy Equipment & Services 0.8%
Baker Hughes, Inc.	22,806	776,088
BJ Services Co. *	10,843	454,213
Halliburton Co.	29,836	866,438
Nabors Industries, Ltd. *	9,984	413,338
Noble Corp. *	9,145	315,137
Rowan Co., Inc. *	7,092	155,882
Schlumberger, Ltd.	40,094	2,292,174
Transocean, Inc. *	21,788	582,393
5,855,663
Oil & Gas 5.5%
Amerada Hess Corp.	6,121	432,081
Anadarko Petroleum Corp.	17,140	934,473
Apache Corp.	22,073	890,866
Ashland, Inc.	4,734	223,208
Burlington Resources, Inc.	13,474	901,950
ChevronTexaco Corp.	72,859	6,586,454
ConocoPhillips	46,599	3,417,105
Devon Energy Corp.	15,839	940,203
El Paso Corp.	43,659	314,781
EOG Resources, Inc.	7,838	418,784
Exxon Mobil Corp.	446,629	19,316,704
Kerr-McGee Corp.	6,869	338,298
Kinder Morgan, Inc.	8,393	503,580
Marathon Oil Corp.	23,174	772,621
Occidental Petroleum Corp.	26,437	1,168,516
Sunoco, Inc.	5,261	323,709
Unocal Corp.	17,637	628,406
Valero Energy Corp.	8,655	572,182
Williams Companies, Inc.	35,293	420,340
39,104,261
FINANCIALS 20.4%
Capital Markets 3.5%
Bank of New York Co., Inc.	52,706	1,584,869
Bear Stearns Companies, Inc.	7,063	572,527
Charles Schwab Corp.	92,397	905,491
E*TRADE Financial Corp.	24,932	284,474
Federated Investors, Inc., Class B	7,401	220,402
Franklin Resources, Inc.	16,987	854,106
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

May 31, 2004

	Shares	Value

Goldman Sachs Group, Inc.	32,918	$ 3,091,329
J.P. Morgan Chase & Co.	140,181	5,164,268
Janus Capital Group, Inc.	16,392	268,337
Lehman Brothers Holdings, Inc.	18,884	1,428,575
Mellon Financial Corp.	29,303	862,680
Merrill Lynch & Co., Inc.	66,086	3,753,685
Morgan Stanley	74,713	3,997,893
Northern Trust Corp.	15,008	644,594
State Street Corp.	22,843	1,106,058
T. Rowe Price Group, Inc.	8,572	412,827
25,152,115
Commercial Banks 6.3%
AmSouth Bancorp	23,911	609,252
Bank of America Corp.	139,154	11,567,872
Bank One Corp.	76,254	3,694,506
BB&T Corp.	37,229	1,402,789
Charter One Financial, Inc.	15,163	666,566
Comerica, Inc.	11,944	676,150
Fifth Third Bancorp	38,477	2,088,916
First Horizon National Corp.	8,548	398,080
Huntington Bancshares, Inc.	15,623	354,173
KeyCorp	28,548	896,693
M&T Bank Corp.	8,121	735,519
Marshall & Ilsley Corp.	15,423	634,656
National City Corp.	41,274	1,464,814
North Fork Bancorp, Inc.	11,588	446,138
PNC Financial Services Group, Inc.	18,884	1,042,586
Regions Financial Corp.	15,132	575,319
SouthTrust Corp.	22,499	762,041
SunTrust Banks, Inc.	19,219	1,250,773
Synovus Financial Corp.	20,553	529,240
U.S. Bancorp	130,763	3,674,440
Union Planters Corp.	12,843	386,703
Wachovia Corp. °	89,555	4,227,892
Wells Fargo & Co.	115,243	6,776,288
Zions Bancorp	6,120	375,156
45,236,562
Consumer Finance 1.3%
American Express Co.	87,608	4,441,725
Capital One Financial Corp.	15,728	1,101,904
MBNA Corp.	87,022	2,210,359
Providian Financial Corp. *	19,767	268,831
SLM Corp.	30,706	1,176,961
9,199,780
Diversified Financial Services 2.5%
Citigroup, Inc.	350,821	16,288,619
Moody's Corp.	10,135	662,728
Principal Financial Group	21,848	763,587
17,714,934
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

May 31, 2004

	Shares	Value

Insurance 4.6%
Ace, Ltd.	19,008	$ 782,749
AFLAC, Inc.	34,929	1,418,117
Allstate Corp.	47,920	2,107,522
AMBAC Financial Group, Inc.	7,278	503,274
American International Group, Inc.	177,694	13,024,970
AON Corp.	21,360	590,177
Chubb Corp.	12,789	861,595
Cincinnati Financial Corp.	11,473	490,486
Hartford Financial Services Group, Inc.	19,843	1,312,019
Jefferson Pilot Corp.	9,607	493,127
Lincoln National Corp.	12,123	575,721
Loews Corp.	12,631	727,925
Marsh & McLennan Co.	36,115	1,593,394
MBIA, Inc.	9,817	543,764
MetLife, Inc.	51,774	1,840,566
Progressive Corp.	14,776	1,267,337
Prudential Financial, Inc.	36,813	1,630,816
SAFECO Corp.	9,437	395,882
St. Paul Travelers Companies, Inc.	45,190	1,793,139
Torchmark Corp.	7,708	417,697
UnumProvident Corp.	20,165	293,602
XL Capital, Ltd., Class A	9,349	697,903
33,361,782
Real Estate 0.4%
Apartment Investment & Management Co., Class A REIT	6,372	184,023
Equity Office Properties Trust REIT	27,228	733,795
Equity Residential Properties Trust REIT	18,971	558,506
Plum Creek Timber Co., Inc. REIT	12,476	390,748
ProLogis Trust REIT	12,333	395,396
Simon Property Group, Inc. REIT	13,907	717,184
2,979,652
Thrifts & Mortgage Finance 1.8%
Countrywide Financial Corp.	18,810	1,213,245
Fannie Mae	66,180	4,480,386
Freddie Mac	46,891	2,737,966
Golden West Financial Corp.	10,348	1,125,552
MGIC Investment Corp.	6,705	489,465
Washington Mutual, Inc.	61,253	2,675,531
12,722,145
HEALTH CARE 13.5%
Biotechnology 1.1%
Amgen, Inc. *	87,858	4,805,833
Biogen Idec, Inc. *	22,312	1,386,691
Chiron Corp. *	12,772	571,547
Genzyme Corp. *	15,266	665,292
MedImmune, Inc. *	16,860	405,820
7,835,183
Health Care Equipment & Supplies 2.2%
Applera Corp. - Applied Biosystems Group	14,054	272,367
Bausch & Lomb, Inc.	3,571	217,902
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

May 31, 2004

	Shares	Value

Baxter International, Inc.	41,567	$ 1,306,867
Becton Dickinson & Co.	17,212	866,108
Biomet, Inc.	17,424	699,051
Boston Scientific Corp. *	55,792	2,471,586
C.R. Bard, Inc.	3,532	396,184
Guidant Corp.	21,216	1,152,877
Hospira, Inc.	10,649	273,040
Medtronic, Inc.	82,562	3,954,720
Millipore Corp. *	3,324	182,787
Saint Jude Medical, Inc. *	11,751	896,131
Stryker Corp.	27,174	1,381,798
Zimmer Holdings, Inc. *	16,471	1,405,800
15,477,218
Health Care Providers & Services 2.1%
Aetna, Inc.	10,443	847,972
AmerisourceBergen Corp.	7,645	458,547
Anthem, Inc. *	9,418	833,775
Cardinal Health, Inc.	29,628	2,006,112
Caremark Rx, Inc.	30,416	948,979
CIGNA Corp.	9,602	651,016
Express Scripts, Inc. *	5,282	413,369
HCA, Inc.	33,749	1,310,474
Health Management Associates, Inc.	16,546	363,847
Humana, Inc. *	11,041	188,470
IMS Health, Inc.	16,309	405,768
Manor Care, Inc.	6,086	190,674
McKesson Corp.	19,823	681,911
Medco Health Solutions, Inc. *	18,410	644,902
Quest Diagnostics, Inc.	7,056	607,874
Tenet Healthcare Corp. *	31,656	377,339
UnitedHealth Group, Inc.	42,623	2,781,151
Wellpoint Health Networks, Inc. *	10,564	1,178,309
14,890,489
Pharmaceuticals 8.1%
Abbott Laboratories, Inc.	106,495	4,388,659
Allergan, Inc.	8,937	794,499
Bristol-Myers Squibb Co.	132,207	3,340,871
Eli Lilly & Co.	76,536	5,638,407
Forest Laboratories, Inc. *	25,050	1,587,919
Johnson & Johnson Co.	202,138	11,261,108
King Pharmaceuticals, Inc. *	16,424	219,425
Merck & Co., Inc.	151,498	7,165,855
Mylan Laboratories, Inc.	18,265	407,492
Pfizer, Inc.	519,339	18,353,440
Schering-Plough Corp.	100,202	1,693,414
Watson Pharmaceuticals, Inc. *	7,353	274,635
Wyeth	90,709	3,265,524
58,391,248
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

May 31, 2004

	Shares	Value

INDUSTRIALS 10.8%
Aerospace & Defense 1.9%
Boeing Co.	57,379	$ 2,627,958
General Dynamics Corp.	13,499	1,290,909
Goodrich Corp.	8,010	224,520
Honeywell International, Inc.	58,492	1,971,181
Lockheed Martin Corp.	30,709	1,521,324
Northrop Grumman Corp.	12,711	1,310,886
Raytheon Co.	30,189	1,003,784
Rockwell Collins, Inc.	12,159	365,256
United Technologies Corp.	35,121	2,971,588
13,287,406
Air Freight & Logistics 1.0%
FedEx Corp.	20,323	1,495,366
Ryder System, Inc.	4,419	164,166
United Parcel Service, Inc., Class B	76,900	5,515,268
7,174,800
Airlines 0.1%
Delta Air Lines, Inc. *	8,409	51,295
Southwest Airlines Co.	53,765	833,895
885,190
Building Products 0.2%
American Standard Companies, Inc. *	14,757	553,683
Masco Corp.	30,817	892,152
1,445,835
Commercial Services & Supplies 1.1%
Allied Waste Industries, Inc. *	21,810	289,200
Apollo Group, Inc., Class A *	11,996	1,125,225
Avery Dennison Corp.	7,524	444,217
Cendant Corp.	68,631	1,574,395
Cintas Corp.	11,650	528,677
Deluxe Corp.	3,442	147,386
Equifax, Inc.	9,472	232,159
H&R Block, Inc.	12,142	593,137
Monster Worldwide, Inc. *	7,696	194,786
Pitney Bowes, Inc.	15,910	705,290
R. R. Donnelley & Sons Co.	14,591	441,524
Robert Half International, Inc.	11,662	326,303
Waste Management, Inc.	39,291	1,130,009
7,732,308
Construction & Engineering 0.0%
Fluor Corp.	5,588	225,867
Electrical Equipment 0.4%
American Power Conversion Corp.	13,523	244,766
Cooper Industries, Ltd., Class A	6,269	356,706
Emerson Electric Co.	28,726	1,714,942
Power-One, Inc. *	5,671	57,164
Rockwell Automation, Inc.	12,737	431,275
Thomas & Betts Corp.	3,982	97,400
2,902,253
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

May 31, 2004

	Shares	Value

Industrial Conglomerates 4.3%
3M Co.	53,372	$ 4,513,137
General Electric Co.	694,584	21,615,454
Textron, Inc.	9,382	512,726
Tyco International, Ltd.	136,213	4,193,998
30,835,315
Machinery 1.4%
Caterpillar, Inc.	23,650	1,782,027
Crane Co.	4,047	122,179
Cummins, Inc.	2,915	169,770
Danaher Corp.	20,964	985,937
Deere & Co.	16,585	1,089,634
Dover Corp.	13,838	539,128
Eaton Corp.	10,353	604,098
Illinois Tool Works, Inc.	20,986	1,886,222
Ingersoll-Rand Co., Ltd., Class A	11,945	780,009
ITT Industries, Inc.	6,285	506,257
Navistar International Corp. *	4,693	178,099
Paccar, Inc.	11,921	665,192
Pall Corp.	8,563	207,053
Parker-Hannifin Corp.	8,076	448,703
9,964,308
Road & Rail 0.4%
Burlington Northern Santa Fe Corp.	25,337	834,601
CSX Corp.	14,577	460,633
Norfolk Southern Corp.	26,631	645,269
Union Pacific Corp.	17,629	1,028,123
2,968,626
Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	6,215	338,407
INFORMATION TECHNOLOGY 16.9%
Communications Equipment 3.0%
ADC Telecommunications, Inc. *	54,937	139,540
Andrew Corp. *	10,817	212,554
Avaya, Inc. *	28,919	457,788
CIENA Corp. *	39,159	140,972
Cisco Systems, Inc. *	468,100	10,368,415
Comverse Technology, Inc. *	13,133	232,060
Corning, Inc. *	91,803	1,137,439
JDS Uniphase Corp. *	97,805	337,427
Lucent Technologies, Inc. *	290,141	1,035,803
Motorola, Inc.	159,421	3,151,753
QLogic Corp. *	6,455	198,169
QUALCOMM, Inc.	54,836	3,677,851
Scientific-Atlanta, Inc.	10,388	357,555
Tellabs, Inc. *	28,290	224,623
21,671,949
Computers & Peripherals 3.6%
Apple Computer, Inc. *	25,182	706,607
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

May 31, 2004

	Shares	Value

Dell, Inc. *	174,389	$ 6,135,005
EMC Corp. *	164,719	1,851,442
Gateway, Inc. *	25,504	103,291
Hewlett-Packard Co.	207,782	4,413,290
International Business Machines Corp.	115,746	10,253,938
Lexmark International Group, Inc., Class A *	8,751	825,394
NCR Corp. *	6,443	310,810
Network Appliance, Inc. *	23,503	465,359
Sun Microsystems, Inc. *	223,869	946,966
26,012,102
Electronic Equipment & Instruments 0.5%
Agilent Technologies, Inc. *	32,387	832,346
Jabil Circuit, Inc. *	13,622	385,639
Molex, Inc.	12,968	380,740
PerkinElmer, Inc.	8,640	168,566
Sanmina Corp. *	35,336	373,855
Solectron Corp. *	65,321	359,266
Symbol Technologies, Inc.	15,747	231,953
Tektronix, Inc.	5,772	182,164
Thermo Electron Corp. *	11,281	347,229
Waters Corp. *	8,270	381,082
3,642,840
Internet Software & Services 0.4%
Yahoo!, Inc. *	90,608	2,778,041
IT Services 1.2%
Affiliated Computer Services, Inc.	9,265	461,582
Automatic Data Processing, Inc.	40,179	1,785,153
Computer Sciences Corp. *	12,776	556,906
Convergys Corp. *	9,758	143,248
Electronic Data Systems Corp.	32,717	534,923
First Data Corp.	60,449	2,616,837
Fiserv, Inc. *	13,254	501,266
Paychex, Inc.	25,713	964,495
Sabre Group Holdings, Inc., Class A	9,542	243,321
SunGard Data Systems, Inc. *	19,567	542,202
Unisys Corp. *	22,597	306,415
8,656,348
Office Electronics 0.1%
Xerox Corp. *	54,331	735,642
Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc. *	23,742	369,188
Altera Corp. *	25,796	590,470
Analog Devices, Inc.	25,458	1,251,261
Applied Materials, Inc. *	114,524	2,285,899
Applied Micro Circuits Corp. *	21,164	114,074
Broadcom Corp., Class A *	20,626	870,623
Intel Corp.	441,622	12,608,308
KLA-Tencor Corp. *	13,370	644,167
Linear Technology Corp.	21,269	843,529
LSI Logic Corp. *	25,817	211,699
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

May 31, 2004

	Shares	Value

Maxim Integrated Products, Inc.	22,341	$ 1,135,593
Micron Technology, Inc. *	41,503	623,790
National Semiconductor Corp. *	24,254	525,584
Novellus Systems, Inc. *	10,443	347,648
NVIDIA Corp. *	11,046	260,465
PMC-Sierra, Inc. *	11,767	165,915
Teradyne, Inc. *	13,032	290,483
Texas Instruments, Inc.	117,992	3,080,771
Xilinx, Inc.	23,481	856,587
27,076,054
Software 4.3%
Adobe Systems, Inc.	16,230	724,345
Autodesk, Inc.	7,683	275,512
BMC Software, Inc. *	15,334	270,492
Citrix Systems, Inc. *	11,178	235,297
Computer Associates International, Inc.	39,638	1,072,604
Compuware Corp. *	26,181	208,139
Electronic Arts, Inc. *	20,358	1,034,797
Intuit, Inc. *	13,519	529,675
Mercury Interactive Corp. *	6,132	293,968
Microsoft Corp.	735,200	19,372,520
Novell, Inc. *	25,640	233,580
Oracle Corp. *	356,048	4,030,463
Parametric Technology Corp. *	18,152	88,037
PeopleSoft, Inc. *	24,788	443,210
Siebel Systems, Inc. *	33,774	364,759
Symantec Corp. *	21,198	970,869
Veritas Software Corp. *	29,122	774,645
30,922,912
MATERIALS 2.8%
Chemicals 1.5%
Air Products & Chemicals, Inc.	15,479	773,486
Dow Chemical Co.	63,468	2,532,373
E.I. du Pont de Nemours & Co.	67,962	2,935,958
Eastman Chemical Co.	5,269	244,165
Ecolab, Inc.	17,519	534,505
Engelhard Corp.	8,545	258,657
Great Lakes Chemical Corp.	3,446	85,392
Hercules, Inc. *	7,554	79,921
International Flavors & Fragrances, Inc.	6,379	229,516
Monsanto Co.	18,085	623,932
PPG Industries, Inc.	11,662	697,388
Praxair, Inc.	22,148	819,255
Rohm & Haas Co.	15,165	584,459
Sigma-Aldrich Corp.	4,723	269,731
10,668,738
Construction Materials 0.0%
Vulcan Materials Co.	6,927	310,053
Containers & Packaging 0.2%
Ball Corp.	3,838	262,174
See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

May 31, 2004

	Shares	Value

Bemis Co., Inc.	7,236	$ 199,352
Pactiv Corp. *	10,710	252,542
Sealed Air Corp. *	5,788	290,962
Temple-Inland, Inc.	3,726	243,382
1,248,412
Metals & Mining 0.6%
Alcoa, Inc.	59,275	1,855,308
Allegheny Technologies, Inc.	5,492	65,959
Freeport-McMoRan Copper & Gold, Inc., Class B	11,724	394,278
Newmont Mining Corp.	29,428	1,168,586
Nucor Corp.	5,332	351,112
Phelps Dodge Corp.	6,317	428,924
United States Steel Corp.	7,709	234,045
Worthington Industries, Inc.	5,886	112,658
4,610,870
Paper & Forest Products 0.5%
Georgia-Pacific Corp.	17,279	618,934
International Paper Co.	32,724	1,372,118
Louisiana Pacific Corp.	7,212	166,597
MeadWestvaco Corp.	13,697	378,311
Weyerhaeuser Co.	15,959	965,200
3,501,160
TELECOMMUNICATION SERVICES 3.4%
Diversified Telecommunication Services 2.8%
ALLTEL Corp.	21,255	1,076,141
AT&T Corp.	54,046	896,083
BellSouth Corp.	124,744	3,113,610
Centurytel, Inc.	9,822	293,579
Citizens Communications Co. *	19,373	246,037
Qwest Communications International, Inc. *	120,293	451,099
SBC Communications, Inc.	225,284	5,339,231
Sprint Corp.	96,817	1,719,470
Verizon Communications, Inc.	188,088	6,504,083
19,639,333
Wireless Telecommunications Services 0.6%
AT&T Wireless Services, Inc. *	185,555	2,627,459
Nextel Communications, Inc., Class A *	74,888	1,732,159
4,359,618
UTILITIES 2.6%
Electric Utilities 2.0%
Allegheny Energy, Inc. *	8,648	123,234
Ameren Corp.	12,391	547,682
American Electric Power Co., Inc.	26,904	854,740
CenterPoint Energy, Inc.	20,847	225,982
Cinergy Corp.	12,128	454,921
CMS Energy Corp. *	10,975	94,605
Consolidated Edison, Inc.	16,346	641,744
Dominion Resources, Inc.	22,096	1,391,385
DTE Energy Co.	11,500	462,415
See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

May 31, 2004

	Shares	Value

Edison International	22,191	$ 535,691
Entergy Corp.	15,584	851,042
Exelon Corp.	44,848	1,493,438
FirstEnergy Corp.	22,465	876,135
FPL Group, Inc.	12,557	800,509
PG&E Corp. *	28,536	813,276
Pinnacle West Capital Corp.	6,217	250,483
PPL Corp.	12,078	521,166
Progress Energy, Inc.	16,691	711,204
Southern Co.	49,870	1,442,240
TECO Energy, Inc.	12,792	155,551
TXU Corp.	22,060	824,382
Xcel Energy, Inc.	27,164	461,516
14,533,341
Gas Utilities 0.1%
Keyspan Corp.	10,833	383,488
NICOR, Inc.	2,999	99,807
NiSource, Inc.	17,876	362,168
Peoples Energy Corp.	2,537	105,082
950,545
Multi-Utilities & Unregulated Power 0.5%
AES Corp. *	42,411	396,119
Calpine Corp. *	28,138	106,643
Constellation Energy Group, Inc.	11,393	435,668
Duke Energy Corp.	61,812	1,232,531
Dynegy, Inc., Class A *	25,661	112,652
Public Service Enterprise Group, Inc.	16,086	678,186
Sempra Energy	15,477	516,467
3,478,266
Total Common Stocks (cost $583,194,401)		710,109,391
EXCHANGE TRADED FUND 0.8%

Midcap Spider Trust, Ser. 1 (cost $4,976,451)	48,091	5,518,967

SHORT-TERM INVESTMENTS 0.0%
MUTUAL FUND SHARES 0.0%
Evergreen Institutional Money Market Fund (o)
(cost $239,342)	239,342	239,342
Total Investments (cost $588,410,194) 99.8%		715,867,700
Other Assets and Liabilities 0.2%		1,130,511
Net Assets 100.0%		$716,998,211
See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

May 31, 2004

*	Non-income producing security
°	From which the Fund earned $128,854 in dividend income.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
REIT	Real Estate Investment Trust
See Notes to Financial Statements

19

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2004

Assets
Investment in securities, at value (cost $588,410,194)	$ 715,867,700
Receivable for securities sold	9,672
Dividends receivable	1,121,091
Receivable from investment advisor	8,280
Prepaid expenses and other assets	13,585

Total assets	717,020,328

Liabilities
Due to related parties	8,100
Accrued expenses and other liabilities	14,017

Total liabilities	22,117

Net assets	$ 716,998,211

Net assets represented by
Paid-in capital	$ 577,841,143
Undistributed net investment income	10,552,163
Accumulated net realized gains on securities	1,147,399
Net unrealized gains on securities	127,457,506

Total net assets	$ 716,998,211

Shares outstanding - Class I	55,273,755

Net asset value per share - Class I	$12.97

See Notes to Financial Statements

20

STATEMENT OF OPERATIONS

Year Ended May 31, 2004

Investment income
Dividends	$ 10,775,728

Expenses
Advisory fee	1,992,786
Administrative services fee	622,279
Transfer agent fees	219
Trustees' fees and expenses	8,044
Printing and postage expenses	8,164
Custodian and accounting fees	136,100
Registration and filing fees	11,030
Professional fees	18,871
Other	12,013

Total expenses	2,809,506
Less: Expense reductions	(1,755)
Fee waivers and expense reimbursements	(2,655,178)

Net expenses	152,573

Net investment income	10,623,155

Net realized and unrealized gains or losses on securities
Net realized gains on securities	1,182,801
Net change in unrealized gains or losses on securities	86,735,427

Net realized and unrealized gains or losses on securities	87,918,228

Net increase in net assets resulting from operations	$ 98,541,383

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,
	2004		2003 (a)

Operations
Net investment income		$ 10,623,155		$ 4,956,943
Net realized gains or losses on securities		1,182,801		(101,038)
Net change in unrealized gains or losses on securities		86,735,427		40,722,079

Net increase in net assets resulting from operations		98,541,383		45,577,984

Distributions to shareholders from net investment income		(3,262,282)		(1,700,017)

	Shares		Shares
Capital share transactions
Proceeds from shares sold	11,683,920	140,980,000	43,324,287	433,599,922
Net asset value of shares issued in reinvestment of distributions	260,566	3,262,282	169,493	1,700,017
Payment for shares redeemed	0	0	(164,511)	(1,701,078)

Net increase in net assets resulting from capital share transactions		144,242,282		433,598,861

Total increase in net assets		239,521,383		477,476,828
Net assets
Beginning of period		477,476,828		0

End of period		$ 716,998,211		$ 477,476,828

Undistributed net investment income		$ 10,552,163		$ 3,256,926

(a) For the period from October 15, 2002 (commencement of operations), to May 31, 2003.
See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Market Index Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I") shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.32% of the Fund's average daily net assets.

23

NOTES TO FINANCIAL STATEMENTS continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended May 31, 2004, EIMC waived its fee in the amount of $1,992,786 and reimbursed expenses in the amount of $662,392 which combined represents 0.43% of the Fund's average daily net assets. Total amounts subject to recoupment as of May 31, 2004 were $3,461,523.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $164,353,153 and $13,207,909, respectively, for the year ended May 31, 2004.

On May 31, 2004, the aggregate cost of securities for federal income tax purposes was $588,506,290. The gross unrealized appreciation and depreciation on securities based on tax cost was $133,546,729 and $6,185,319, respectively, with a net unrealized appreciation of $127,361,410.

5. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended May 31, 2004, the Fund did not participate in the interfund lending program.

6. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2004, the components of distributable earnings on a tax basis were as follows:

	Undistributed
Undistributed Ordinary	Long-term	Unrealized
Income	Capital Gain	Appreciation

$10,881,322	$914,336	$127,361,410

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid for years ended May 31, 2004 and May 31, 2003 were $3,262,282 and $1,700,017, respectively, of ordinary income.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral

24

NOTES TO FINANCIAL STATEMENTS continued

accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended May 31, 2004, the Fund had no borrowings under this agreement.

10. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Market Index Fund, a series of Evergreen Equity Trust, as of May 31, 2004, and the related statement of operations for the year then ended and statements of changes in net assets, and the financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Market Index Fund, as of May 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
July 9, 2004

26

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

27

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

28

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $248 billion in assets under management as of March 31, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

566605 rv1   7/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Market Index Growth Fund

Evergreen Market Index Growth Fund,

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2004

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Market Index Fund, which covers the twelve-month period ended May 31, 2004.

The investment period began on the heels of an impressive rally in the equity markets. Despite the lows achieved in early 2003, our portfolios were set up at the beginning of the investment period for continued market gains. We believed the impetus that started the rally, the initial military success in Iraq, would be supported by improving economic and market fundamentals in the months ahead. Interest rates and inflation were low as economic and profit growth appeared to be accelerating. It seemed little could get in the way of these good vibes, and for a short while, little did.

The passage of the Jobs and Growth Tax Relief Reconciliation Act (the "Act") added more momentum to the equity market rally. It had been our long held belief that dividends would play an important role in strengthening total return potential. The passage of this Act bolstered our vision and supported the market's continued advances. In addition, levies on capital gains and dividends were now just 15%, the lowest levels in more than sixty years. Child tax credit checks were also expected to increase consumer spending in the months ahead and businesses would likely benefit from incentives to boost capital investment.

As a result of these positives, the equity markets entered the summer months on solid footing. The unraveling of the "deflation trade" in bonds during July 2003, though, quickly challenged the recent market strength. After the Federal Reserve expressed its concerns about deflation, the yield on the 10-year Treasury fell to a 45-year low of 3.1% in mid-June 2003. It appeared th e bond market was convinced that monetary policymakers were prepared to reduce interest rates by a large margin. Yet when the Fed lowered its target for the federal funds rate by only twenty five basis points at the end of its monetary policy meeting in la te June 2003, we suspected th e Fed would not be as aggressive as consensus seemed to suggest. Our conviction was strengthened when Chairman Greenspan stated to congressional banking committees in July 2003 that "signs of sustainable growth" in the economy were emerging and that the Fed was looking for the Gross Domestic Product ("GDP") to expand in excess of 4% in 2004! The yield on the 10-year Treasury swung violently higher, to 4.6% in just a matter of weeks. Yet despite this volatility in the financial markets, equities, after bouncing around a bit, withstood the jolt from interest rates and managed to finish the summer months slightly higher.

Considering the potential for a rate driven sell-off throughout this period of uncertainty, we were encouraged by the market's ability to hold onto its previous gains. This suggested to us a growing conviction on the improving long-term fundamentals. Economic and profit growth had exceeded expectations in the second quarter, and we positioned portfolios to benefit from even further strength in the months ahead. Indeed, operating profits for companies in the S&P 500 Index grew by more than 20% as GDP expanded in excess of 8% in the third quarter. This momentum continued in the fourth quarter, with profits up by approximately 25% on economic growth of more than four percent.

The solid fundamentals carried over into the new year. Forecasts for economic and profit growth continued to increase, and final results exceeded expectations for the first quarter. In addition, forecasts climbed for corporate profit growth of up to 15% for the full year while consensus expectations for GDP growth approached 5% for 2004. Yet despite these positives, a combination of geopolitical uncertainties and a fear of higher interest rates had a dampening effect, we believe, on market sentiment. The bombings in Madrid and increased terror activity in Iraq resulted in a volatile trading environment, and commentary from Fed officials about plans for a "measured" removal of policy accommodation kept stocks in check through the conclusion of the investment period.

1

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

2

FUND AT A GLANCE

as of May 31, 2004

MANAGEMENT TEAM

William E. Zieff
Global Structured Products Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/2002

Class I
Class inception date	10/15/2002

Average annual return

1 year	17.97%

Since portfolio inception	16.63%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The advisor is waiving its advisory fee and reimbursing the fund for other expenses. Had the fee not been waived and expenses reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in Evergreen Market Index Growth Fund Class I shares, versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

3

PORTFOLIO MANAGER COMMENTARY

The fund's Class I shares returned 17.97% for the twelve-month period ended May 31, 2004. During the same period, the fund's benchmark, Russell 1000 Growth Index, returned 18.03%.

The fund's objective is to provide exposure to the Russell 1000 Growth Index, with minimal variation. Typically, the fund's performance will closely align with that of the index. The investment process is designed to keep trading and administrative costs low with the goal of minimizing the differential in returns between the fund and the index.

Robust economic growth and corporate profitability drove equity prices higher during the past year. While consumer spending remained significant, manufacturing activity and business investment rebounded strongly, providing additional support to the economic recovery. Despite these economic and earnings gains, we believe investor sentiment was tempered by concerns that consumer spending was unsustainable due to the lack of job creation and higher long-term interest rates. Given the lack of momentum in the employment picture and continued mild inflation, the Federal Reserve maintained historically low interest rates. The rising equity market retreated in March and April before rallying in May as high oil prices and strong employment reports fueled expectations that the Federal Reserve would raise interest rates sooner than previously believed.

The top performing sectors contributing to the fund's performance included telecommunication services, utilities, and materials. The worst performing sectors detracting from the fund's performance included energy and financials. Representative holdings within telecommunication services included Nextel Partners, AT&T Wireless Services, and Crown Castle International Corp. Notable stocks in utilities included Texas Genco Holdings and AES Corp. Southern Peru Copper Corp., Phelps Dodge Corp., and OM Group were among the leading securities in the materials sector. The worst performing securities were Mirant Corp, McDATA Corp., and LaBranche & Co.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a frontend or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

"Russell 1000 Growth Index" is a trademark and service mark of Frank Russell Company (FRC) and has been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by FRC and FRC makes no representation regarding the advisability of investing in the product.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of May 31, 2004, and subject to change.

4

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,
	2004	2003 (a) #
CLASS I

Net asset value, beginning of period	$10.86	$10.00

Income from investment operations
Net investment income	0.12	0.07
Net realized and unrealized gains or losses on securities	1.83	0.81
Total from investment operations	1.95	0.88

Distributions to shareholders from net investment income	(0.04)	(0.02)

Net asset value, end of period	$12.77	$10.86

Total return	17.97%	8.83%

Ratios and supplemental data
Net assets, end of period (thousands)	$678,560	$529,545
Ratios to average net assets
Expenses ‡	0.02%	0.02% †
Net investment income	1.03%	1.16% †
Portfolio turnover rate	9%	2%

(a)	For the period from October 15, 2002 (commencement of operations), to May 31, 2003.
#	Net investment income per share is based on average shares outstanding during the period.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
†	Annualized
See Notes to Financial Statements

5

SCHEDULE OF INVESTMENTS

May 31, 2004

	Shares	Value

COMMON STOCKS 99.2%
CONSUMER DISCRETIONARY 12.5%
Auto Components 0.1%
Autoliv, Inc.	5,201	$ 215,062
Delphi Automotive Systems Corp.	3,311	33,739
Gentex Corp.	9,362	355,756
604,557
Automobiles 0.3%
Harley-Davidson, Inc.	37,235	2,140,640
Hotels, Restaurants & Leisure 1.4%
Applebee's International, Inc.	6,831	258,895
Brinker International, Inc. *	11,959	442,005
CBRL Group, Inc.	3,445	111,101
Cheesecake Factory, Inc. *	5,735	223,780
Darden Restaurants, Inc.	16,936	381,060
GTECH Holdings Corp.	5,733	322,596
Harrah's Entertainment, Inc.	8,456	434,638
Hilton Hotels Corp.	20,563	356,768
International Game Technology, Inc.	42,075	1,653,547
International Speedway Corp., Class A	2,969	138,504
Krispy Kreme Doughnuts, Inc. *	7,423	159,372
Mandalay Resort Group	3,295	180,731
Marriott International, Inc., Class A	13,811	681,297
MGM Mirage *	2,532	112,446
Outback Steakhouse, Inc.	5,750	244,088
Ruby Tuesday, Inc.	7,441	210,952
Starbucks Corp. *	48,097	1,954,662
Starwood Hotels & Resorts, Class B	5,973	251,941
Station Casinos, Inc.	4,829	223,196
Wendy's International, Inc.	1,984	74,975
Wynn Resorts, Ltd. *	1,512	58,363
Yum! Brands, Inc.	36,021	1,350,788
9,825,705
Household Durables 0.4%
Black & Decker Corp.	9,556	572,691
Centex Corp.	5,274	255,736
D.R. Horton, Inc.	2,104	60,806
Harman International Industries, Inc.	6,320	506,485
Hovnanian Enterprises, Inc., Class A *	1,474	52,032
La-Z-Boy Chair Co.	369	6,808
Leggett & Platt, Inc.	8,813	222,793
Lennar Corp., Class A	1,696	77,846
Maytag Corp.	9,647	251,594
Mohawk Industries, Inc. *	1,985	147,366
Newell Rubbermaid, Inc.	21,714	511,799
NVR, Inc. *	617	282,432
Whirlpool Corp.	2,112	140,511
3,088,899
Internet & Catalog Retail 1.0%
Amazon.com, Inc. *	27,112	1,309,238
See Notes to Financial Statements

6

SCHEDULE OF INVESTMENTS

May 31, 2004

	Shares	Value

eBay, Inc. *	51,615	$ 4,583,412
InterActiveCorp. *	38,468	1,202,510
7,095,160
Leisure Equipment & Products 0.2%
LeapFrog Enterprises, Inc. *	2,376	50,775
Marvel Enterprises, Inc. *	6,009	121,983
Mattel, Inc.	54,152	946,577
Polaris Industries, Inc.	5,366	232,884
1,352,219
Media 3.0%
Belo Corp.	2,760	81,199
Cablevision Systems Corp., Class A *	8,650	189,608
Clear Channel Communications, Inc.	30,035	1,192,390
Comcast Corp., Class A *	115,894	3,355,131
Cox Communications, Inc., Class A *	8,192	257,311
Cox Radio, Inc., Class A *	2,427	45,967
DIRECTV Group, Inc. *	44,535	784,261
Dow Jones & Co., Inc.	5,101	244,491
E.W. Scripps Co., Class A	3,802	404,381
EchoStar Communications Corp., Class A *	28,018	901,059
Entercom Communications Corp. *	4,271	174,043
Entravision Communications Corp. *	2,485	20,129
Fox Entertainment Group, Inc., Class A *	9,353	252,063
Gemstar-TV Guide International, Inc. *	2,257	10,157
Getty Images, Inc. *	4,196	236,235
Harte-Hanks, Inc.	6,155	142,242
Interactive Data Corp. *	2,102	35,629
Interpublic Group of Companies, Inc. *	2,810	40,408
John Wiley & Sons, Inc., Class A	5,915	188,097
Knight-Ridder, Inc.	1,358	103,181
Lamar Advertising Co., Class A *	7,128	291,321
Liberty Media Corp., Class A *	121,089	1,329,557
McGraw-Hill Companies, Inc.	20,386	1,588,477
Meredith Corp.	2,363	123,963
New York Times Co., Class A	11,353	529,390
Omnicom Group, Inc.	23,217	1,854,342
Pixar, Inc. *	2,762	187,402
Radio One, Inc., Class D *	4,378	75,652
Scholastic Corp. *	203	5,733
Tribune Co.	4,401	212,524
UnitedGlobalCom, Inc., Class A *	2,068	15,241
Univision Communications, Inc., Class A *	16,972	552,439
Viacom, Inc., Class B	75,342	2,779,366
Walt Disney Co.	63,664	1,494,194
Washington Post Co., Class B	159	151,169
Westwood One, Inc. *	10,513	285,218
20,133,970
Multi-line Retail 1.3%
99 Cents Only Stores *	4,747	92,139
Big Lots, Inc. *	6,622	96,814
See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS

May 31, 2004

	Shares	Value

Dollar General Corp.	35,165	$ 682,201
Dollar Tree Stores, Inc. *	14,080	392,832
Family Dollar Stores, Inc.	18,495	580,003
Kohl's Corp. *	35,274	1,677,632
Target Corp.	112,166	5,013,820
8,535,441
Specialty Retail 4.4%
Abercrombie & Fitch Co., Class A	11,295	411,477
Advance Auto Parts, Inc. *	5,960	255,505
AutoZone, Inc. *	7,770	674,048
Barnes & Noble, Inc. *	863	25,838
Bed Bath & Beyond, Inc. *	36,365	1,354,596
Best Buy Co., Inc.	32,146	1,696,023
Blockbuster, Inc., Class A	1,254	19,638
Borders Group, Inc.	1,971	44,998
CarMax, Inc. *	12,717	290,838
Chico's FAS, Inc. *	10,560	453,024
Claire's Stores, Inc.	9,042	187,169
Gap, Inc.	81,035	1,956,995
Home Depot, Inc.	282,496	10,147,256
Lowe's Companies, Inc.	93,637	5,016,134
Michaels Stores, Inc.	6,721	351,172
O'Reilly Automotive, Inc. *	3,967	178,237
PETsMART, Inc.	17,380	540,344
Pier 1 Imports, Inc.	8,680	163,618
RadioShack Corp.	20,741	630,319
Regis Corp.	2,845	124,014
Rent-A-Center, Inc. *	7,445	220,000
Ross Stores, Inc.	18,994	497,453
Staples, Inc.	61,496	1,696,060
Talbots, Inc.	2,506	88,111
Tiffany & Co.	13,610	481,386
TJX Companies, Inc.	63,250	1,575,557
Weight Watchers International, Inc. *	5,188	180,802
Williams-Sonoma, Inc. *	10,292	328,829
29,589,441
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. *	22,370	975,556
Columbia Sportswear Co. *	1,680	90,888
Nike, Inc., Class B	20,222	1,438,795
Polo Ralph Lauren Corp., Class A	270	8,964
Reebok International, Ltd.	1,079	39,114
Timberland Co., Class A *	2,240	138,880
2,692,197
CONSUMER STAPLES 12.4%
Beverages 4.1%
Anheuser-Busch Companies, Inc.	102,756	5,473,812
Brown-Forman Corp., Class B	1,122	53,912
Coca-Cola Co.	225,133	11,560,579
Coca-Cola Enterprises, Inc.	7,163	197,341
See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

May 31, 2004

	Shares	Value

Constellation Brands, Inc. Class A *	2,563	$ 92,268
Pepsi Bottling Group, Inc.	16,596	481,284
PepsiCo, Inc.	187,475	10,005,541
27,864,737
Food & Staples Retailing 4.0%
Costco Wholesale Corp.	21,516	812,874
Performance Food Group Co. *	3,792	124,529
Rite Aid Corp. *	40,236	201,985
SYSCO Corp.	80,007	3,000,263
Wal-Mart Stores, Inc.	327,319	18,241,488
Walgreen Co.	126,225	4,419,137
Whole Foods Market, Inc.	6,258	538,188
27,338,464
Food Products 0.9%
Campbell Soup Co.	12,398	316,273
Del Monte Foods Co. *	10,605	108,913
General Mills, Inc.	23,394	1,077,294
H.J. Heinz Co.	18,047	673,875
Hershey Foods Corp.	6,063	537,970
Kellogg Co.	14,873	630,615
McCormick & Co., Inc.	11,159	395,587
Sara Lee Corp.	39,146	896,443
Tootsie Roll Industries, Inc.	387	13,197
Wm. Wrigley Jr. Co.	16,584	1,041,475
5,691,642
Household Products 2.4%
Church & Dwight Co., Inc.	3,087	140,150
Clorox Co.	10,636	556,901
Colgate-Palmolive Co.	59,106	3,380,863
Energizer Holdings, Inc. *	2,456	111,380
Kimberly-Clark Corp.	19,046	1,255,131
Procter & Gamble Co.	101,890	10,985,780
16,430,205
Personal Products 0.6%
Alberto-Culver Co.	666	31,315
Avon Products, Inc.	4,540	402,516
Estee Lauder Companies, Inc., Class A	11,724	536,842
Gillette Co.	77,596	3,343,612
4,314,285
Tobacco 0.4%
Altria Group, Inc.	58,603	2,811,186
ENERGY 1.3%
Energy Equipment & Services 0.8%
Baker Hughes, Inc.	31,924	1,086,374
BJ Services Co. *	18,259	764,870
Cooper Cameron Corp. *	5,319	246,642
Diamond Offshore Drilling, Inc.	3,000	67,770
ENSCO International, Inc.	6,681	177,982
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

May 31, 2004

	Shares	Value

FMC Technologies, Inc. *	7,202	$ 194,238
Grant Prideco, Inc. *	11,416	177,062
Halliburton Co.	48,831	1,418,052
Key Energy Services, Inc. *	11,752	113,759
National Oilwell, Inc. *	5,683	157,305
Patterson-UTI Energy, Inc.	9,893	303,319
Pride International, Inc. *	6,023	94,682
Rowan Co., Inc. *	6,758	148,541
Smith International, Inc. *	8,307	414,769
Tidewater, Inc.	3,094	85,518
Varco International, Inc. *	7,805	157,661
5,608,544
Oil & Gas 0.5%
Anadarko Petroleum Corp.	13,457	733,676
Chesapeake Energy Corp.	20,857	275,312
EOG Resources, Inc.	14,111	753,951
Kinder Morgan, Inc.	9,450	567,000
Newfield Exploration Co. *	2,540	126,365
Noble Energy, Inc.	2,827	128,176
Pioneer Natural Resources Co.	1,680	51,996
Westport Resources Corp. *	929	32,143
XTO Energy, Inc.	14,833	374,533
3,043,152
FINANCIALS 8.1%
Capital Markets 1.0%
A.G. Edwards, Inc.	2,378	88,937
Ameritrade Holding Corp. *	28,466	338,461
Bank of New York Co., Inc.	15,032	452,012
Blackrock, Inc., Class A	2,299	145,067
Charles Schwab Corp.	130,057	1,274,559
E*TRADE Financial Corp. *	20,411	232,890
Eaton Vance Corp.	8,514	314,167
Federated Investors, Inc., Class B	9,158	272,725
Investors Financial Services Corp.	8,008	313,273
Jefferies Group, Inc.	510	16,692
LaBranche & Co., Inc.	1,755	15,725
Legg Mason, Inc.	6,781	594,761
Lehman Brothers Holdings, Inc.	2,800	211,820
Mellon Financial Corp.	22,903	674,264
Morgan Stanley	11,097	593,800
Northern Trust Corp.	1,767	75,893
Nuveen Investments, Inc., Class A	2,354	61,769
SEI Investments Co.	9,021	266,029
State Street Corp.	4,339	210,094
T. Rowe Price Group, Inc.	9,085	437,534
Waddell & Reed Financial, Inc., Class A	9,169	200,343
6,790,815
Commercial Banks 1.0%
Commerce Bancorp, Inc.	7,312	449,688
Fifth Third Bancorp	61,741	3,351,919
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

May 31, 2004

	Shares	Value

First BanCorp	2,521	$ 97,890
First Horizon National Corp.	917	42,705
Fulton Financial Corp.	754	15,636
Hudson United Bancorp	483	17,697
Mercantile Bankshares Corp.	943	44,029
North Fork Bancorp, Inc.	7,248	279,048
Popular, Inc.	4,803	207,490
SouthTrust Corp.	4,315	146,149
Synovus Financial Corp.	34,064	877,148
TCF Financial Corp.	5,224	291,395
Valley National Bancorp	2,823	72,015
Wells Fargo & Co.	12,672	745,113
Westamerica Bancorp	1,090	53,824
6,691,746
Consumer Finance 1.7%
American Express Co.	105,291	5,338,254
AmeriCredit Corp. *	5,710	101,067
Capital One Financial Corp.	18,549	1,299,543
MBNA Corp.	98,340	2,497,836
Providian Financial Corp. *	13,383	182,009
SLM Corp.	50,737	1,944,749
11,363,458
Diversified Financial Services 0.1%
Chicago Merchantile Exchange Holdings, Inc.	586	75,711
Leucadia National Corp.	952	47,314
Moody's Corp.	15,323	1,001,971
1,124,996
Insurance 2.7%
AFLAC, Inc.	40,148	1,630,009
AMBAC Financial Group, Inc.	636	43,979
American International Group, Inc.	144,174	10,567,954
Arthur J. Gallagher & Co.	11,092	353,280
Brown & Brown, Inc.	6,121	244,718
Erie Indemnity Co., Class A	263	11,982
Fidelity National Financial, Inc.	1,553	58,377
HCC Insurance Holdings, Inc.	3,101	102,767
Markel Corp. *	393	112,987
Marsh & McLennan Co.	65,940	2,909,273
Progressive Corp.	24,018	2,060,024
Transatlantic Holdings, Inc.	215	18,929
W.R. Berkley Corp.	407	16,952
18,131,231
Real Estate 0.1%
Chelsea Property Group, Inc. REIT	1,361	74,828
Cousins Properties, Inc. REIT	1,313	41,084
Friedman, Billings, Ramsey Group, Inc. REIT, Class A	7,616	148,512
LNR Property Corp.	458	23,015
Mills Corp. REIT	1,310	57,574
The St. Joe Co.	3,990	155,809
500,822
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

May 31, 2004

	Shares	Value

Thrifts & Mortgage Finance 1.5%
Doral Financial Corp.	10,639	$ 344,810
Fannie Mae	120,672	8,169,495
Freddie Mac	19,529	1,140,298
Hudson City Bancorp, Inc.	3,260	116,675
IndyMac Bancorp, Inc.	591	19,444
New York Community Bancorp, Inc.	15,810	370,270
Radian Group, Inc.	1,046	48,116
10,209,108
HEALTH CARE 24.6%
Biotechnology 3.1%
Affymetrix, Inc. *	7,241	214,189
Amgen, Inc. *	158,813	8,687,071
Amylin Pharmaceuticals, Inc. *	11,425	253,178
Biogen Idec, Inc. *	36,075	2,242,061
Celgene Corp. *	9,947	566,979
Cephalon, Inc. *	6,220	335,071
Charles River Laboratories International, Inc. *	5,580	251,546
Chiron Corp. *	11,020	493,145
Genentech, Inc. *	50,514	3,021,242
Genzyme Corp. *	23,679	1,031,931
Gilead Sciences, Inc. *	26,328	1,723,431
Human Genome Sciences, Inc. *	7,958	86,504
ICOS Corp. *	2,751	77,358
IDEXX Laboratories, Inc. *	3,870	254,414
ImClone Systems, Inc. *	6,320	467,680
Invitrogen Corp. *	1,571	109,106
MedImmune, Inc. *	31,045	747,253
Millennium Pharmaceuticals, Inc. *	16,391	244,390
Neurocrine Biosciences, Inc. *	1,672	95,789
Protein Design Labs, Inc. *	8,392	163,728
21,066,066
Health Care Equipment & Supplies 4.2%
Apogent Technology, Inc. *	592	19,074
Applera Corp. - Applied Biosystems Group	21,824	422,949
Bausch & Lomb, Inc.	383	23,371
Baxter International, Inc.	73,587	2,313,575
Beckman Coulter, Inc.	7,510	454,355
Becton Dickinson & Co.	24,907	1,253,320
Bio-Rad Laboratories, Inc., Class A *	2,120	118,974
Biomet, Inc.	31,774	1,274,773
Boston Scientific Corp. *	79,308	3,513,344
C.R. Bard, Inc.	5,743	644,192
DENTSPLY International, Inc.	9,686	478,585
Edwards Lifesciences Corp. *	7,505	272,056
Fisher Scientific International, Inc. *	5,745	329,820
Guidant Corp.	38,093	2,069,974
Hillenbrand Industries, Inc.	2,071	121,982
Hospira, Inc. *	19,224	492,903
Medtronic, Inc.	150,193	7,194,245
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

May 31, 2004

	Shares	Value

Millipore Corp. *	5,612	$ 308,604
ResMed, Inc. *	4,092	207,874
Respironics, Inc. *	4,153	220,898
Saint Jude Medical, Inc. *	22,160	1,689,922
STERIS Corp. *	8,083	185,505
Stryker Corp.	34,034	1,730,629
Varian Medical Systems, Inc. *	8,408	697,023
Zimmer Holdings, Inc. *	29,733	2,537,712
28,575,659
Health Care Providers & Services 3.7%
Aetna, Inc.	6,925	562,310
AmerisourceBergen Corp.	7,110	426,458
Andrx Corp. *	6,815	187,276
Anthem, Inc. *	6,692	592,443
Apria Healthcare Group, Inc. *	6,285	176,483
Cardinal Health, Inc.	54,983	3,722,899
Caremark Rx, Inc. *	51,846	1,617,595
Community Health Systems *	2,913	74,282
Coventry Health Care, Inc. *	8,488	391,127
DaVita, Inc. *	7,354	341,373
Express Scripts, Inc. *	7,615	595,950
First Health Group Corp. *	11,039	166,689
HCA, Inc.	47,795	1,855,880
Health Management Associates, Inc.	29,395	646,396
Health Net, Inc. *	8,516	200,126
Henry Schein, Inc. *	3,176	213,300
IMS Health, Inc.	29,934	744,758
Laboratory Corporation of America *	16,790	694,434
Lincare Holdings, Inc. *	11,386	382,683
Manor Care, Inc.	1,917	60,060
McKesson Corp.	19,290	663,576
Medco Health Solutions, Inc. *	14,720	515,642
Omnicare, Inc.	5,677	244,111
Oxford Health Plans, Inc.	10,261	582,517
Patterson Dental Co. *	7,463	566,591
Pharmaceutical Product Development, Inc. *	5,935	179,712
Quest Diagnostics, Inc.	8,964	772,249
Renal Care Group, Inc. *	4,919	161,179
Tenet Healthcare Corp. *	10,229	121,930
Triad Hospitals, Inc. *	4,119	145,648
UnitedHealth Group, Inc.	73,094	4,769,383
Universal Health Services, Inc., Class B	5,536	243,639
WebMD Corp. *	31,918	282,793
WellChoice, Inc. *	380	15,648
Wellpoint Health Networks, Inc. *	17,108	1,908,226
24,825,366
Pharmaceuticals 13.6%
Abbott Laboratories, Inc.	192,244	7,922,375
Allergan, Inc.	16,039	1,425,867
American Pharmaceutical Partners, Inc. *	2,256	79,637
Barr Pharmaceuticals, Inc. *	8,521	371,686
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS

May 31, 2004

	Shares	Value

Bristol-Myers Squibb Co.	119,598	$ 3,022,241
Eli Lilly & Co.	118,859	8,756,343
Endo Pharmaceuticals Holdings, Inc. *	4,023	91,081
Eon Labs, Inc. *	1,415	106,875
Forest Laboratories, Inc. *	42,024	2,663,901
IVAX Corp. *	16,810	409,324
Johnson & Johnson Co.	365,632	20,369,359
King Pharmaceuticals, Inc. *	8,243	110,126
Medicis Pharmaceutical Corp., Class A	6,328	267,801
Merck & Co., Inc.	122,062	5,773,533
Mylan Laboratories, Inc.	33,469	746,693
Pfizer, Inc.	972,262	34,359,739
Pharmaceutical Resources, Inc. *	4,309	181,624
Sepracor, Inc. *	9,652	429,418
Valeant Pharmaceuticals International	3,408	62,298
Watson Pharmaceuticals, Inc. *	1,648	61,553
Wyeth	144,250	5,193,000
92,404,474
INDUSTRIALS 12.0%
Aerospace & Defense 1.1%
Alliant Techsystems, Inc. *	3,687	225,829
Boeing Co.	80,879	3,704,258
L-3 Communications Holdings, Inc.	5,131	327,050
Lockheed Martin Corp.	11,381	563,815
Rockwell Collins, Inc.	11,117	333,955
United Defense Industries, Inc. *	2,969	99,164
United Technologies Corp.	25,388	2,148,079
7,402,150
Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc.	8,645	359,459
Expeditors International of Washington, Inc.	12,003	545,416
FedEx Corp.	14,109	1,038,140
J.B. Hunt Transport Services, Inc.	2,896	94,815
United Parcel Service, Inc., Class B	63,195	4,532,346
6,570,176
Airlines 0.2%
JetBlue Airways Corp. *	10,954	315,694
Southwest Airlines Co.	61,784	958,270
1,273,964
Building Products 0.2%
American Standard Companies, Inc. *	22,632	849,153
Masco Corp.	18,054	522,663
1,371,816
Commercial Services & Supplies 1.8%
Allied Waste Industries, Inc. *	13,481	178,758
Apollo Group, Inc.	1,887	168,792
Apollo Group, Inc., Class A	15,861	1,487,762
ARAMARK Corp., Class B	8,686	238,778
Avery Dennison Corp.	11,809	697,203
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS

May 31, 2004

	Shares	Value

Career Education Corp. *	11,786	$ 801,095
Cendant Corp.	28,725	658,952
ChoicePoint, Inc. *	10,150	438,988
Cintas Corp.	14,842	673,530
Corinthian Colleges, Inc. *	10,788	306,487
Corporate Executive Board Co.	4,652	254,278
DeVry, Inc. *	7,082	191,639
Dun & Bradstreet Corp. *	9,169	507,321
Education Management Corp. *	7,766	268,548
Equifax, Inc.	14,030	343,875
H&R Block, Inc.	22,059	1,077,582
Herman Miller, Inc.	8,961	215,781
HNI Corp.	3,030	120,806
ITT Educational Services, Inc. *	5,205	212,937
Manpower, Inc.	7,384	352,586
Monster Worldwide, Inc. *	12,062	305,289
Pitney Bowes, Inc.	19,413	860,578
Robert Half International, Inc.	18,083	505,962
Stericycle, Inc. *	4,414	203,176
Viad Corp.	5,237	131,344
Waste Management, Inc.	40,349	1,160,437
West Corp. *	2,158	55,763
12,418,247
Construction & Engineering 0.0%
Fluor Corp.	602	24,333
Jacobs Engineering Group, Inc. *	5,116	228,174
252,507
Electrical Equipment 0.1%
Ametek, Inc.	2,976	80,382
Emerson Electric Co.	8,398	501,360
581,742
Industrial Conglomerates 6.7%
3M Co.	85,292	7,212,292
General Electric Co.	1,230,879	38,304,954
45,517,246
Machinery 0.8%
Danaher Corp.	26,424	1,242,721
Donaldson Co., Inc.	8,186	215,128
Dover Corp.	4,739	184,631
Graco, Inc.	8,434	235,983
Illinois Tool Works, Inc.	20,646	1,855,663
ITT Industries, Inc.	10,625	855,844
Navistar International Corp. *	3,926	148,992
Pall Corp.	11,389	275,386
Pentair, Inc.	693	42,467
SPX Corp.	1,682	73,537
Timken Co.	2,272	51,779
5,182,131
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS

May 31, 2004

	Shares	Value

Road & Rail 0.0%
Swift Transportation Co., Inc. *	4,185	$ 75,163
Werner Enterprises, Inc.	2,615	49,920
125,083
Trading Companies & Distributors 0.1%
Fastenal Co.	7,363	381,109
MSC Industrial Direct Co., Inc., Class A	2,187	63,204
444,313
INFORMATION TECHNOLOGY 26.4%
Communications Equipment 4.9%
ADC Telecommunications, Inc. *	44,047	111,879
ADTRAN, Inc.	5,095	145,462
Advanced Fibre Communications, Inc. *	4,199	78,941
Avocent Corp. *	4,538	155,517
Brocade Communications Systems, Inc. *	18,993	113,768
CIENA Corp. *	29,558	106,409
Cisco Systems, Inc. *	864,410	19,146,682
Comverse Technology, Inc. *	9,816	173,449
Corning, Inc. *	84,108	1,042,098
Emulex Corp. *	7,281	136,009
Foundry Networks, Inc. *	13,271	163,764
Harris Corp.	2,521	116,571
InterDigital Commerce Corp. *	6,851	116,193
JDS Uniphase Corp. *	166,475	574,339
Juniper Networks, Inc. *	51,913	1,085,501
McDATA Corp., Class A *	12,675	60,206
Motorola, Inc.	116,646	2,306,091
Polycom, Inc. *	4,856	99,500
QLogic Corp. *	11,555	354,739
QUALCOMM, Inc.	97,221	6,520,613
Tellabs, Inc. *	20,411	162,063
UTStarcom, Inc. *	9,995	310,994
33,080,788
Computers & Peripherals 3.7%
Dell, Inc. *	280,542	9,869,468
EMC Corp. *	290,580	3,266,119
International Business Machines Corp.	99,504	8,815,059
Lexmark International Group, Inc., Class A *	14,493	1,366,980
Maxtor Corp. *	8,952	61,500
Network Appliance, Inc. *	37,194	736,441
SanDisk Corp. *	16,826	414,761
Storage Technology Corp. *	5,413	152,917
Western Digital Corp. *	24,397	222,989
24,906,234
Electronic Equipment & Instruments 0.6%
Agilent Technologies, Inc. *	3,018	77,563
Amphenol Corp., Class A *	4,770	155,502
Arrow Electronics, Inc. *	2,685	73,112
CDW Corp.	7,292	512,336
Jabil Circuit, Inc. *	17,091	483,846
Mettler-Toledo International, Inc. *	4,297	199,295
See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS

May 31, 2004

	Shares	Value

Molex, Inc.	14,014	$ 411,451
National Instruments Corp.	5,697	183,614
PerkinElmer, Inc.	5,813	113,412
Sanmina Corp. *	28,015	296,399
Solectron Corp. *	43,072	236,896
Symbol Technologies, Inc.	24,886	366,571
Tektronix, Inc.	1,866	58,891
Thermo Electron Corp. *	4,143	127,521
Waters Corp. *	15,302	705,116
4,001,525
Internet Software & Services 0.6%
DoubleClick, Inc. *	9,681	82,095
RealNetworks, Inc. *	10,391	62,450
VeriSign, Inc. *	17,971	325,994
Yahoo!, Inc. *	132,374	4,058,587
4,529,126
IT Services 2.2%
Acxiom Corp.	5,430	130,863
Affiliated Computer Services, Inc. *	11,997	597,691
Alliance Data Systems Corp. *	1,861	68,876
Automatic Data Processing, Inc.	69,527	3,089,085
BearingPoint, Inc. *	4,816	41,321
BISYS Group, Inc. *	12,970	164,070
Ceridian Corp. *	8,800	197,120
Certegy, Inc.	6,675	251,848
CheckFree Corp. *	3,845	117,888
Cognizant Technology Solutions Corp., Class A *	7,967	368,394
Convergys Corp. *	2,296	33,705
DST Systems, Inc. *	8,843	424,818
First Data Corp.	113,989	4,934,584
Fiserv, Inc. *	22,484	850,345
Global Payments, Inc.	3,170	147,912
Hewitt Associates, Inc. *	2,147	67,630
Iron Mountain, Inc. *	7,976	353,097
Paychex, Inc.	40,611	1,523,319
SunGard Data Systems, Inc. *	32,468	899,688
Total Systems Services, Inc.	4,601	105,731
Unisys Corp. *	27,961	379,151
14,747,136
Office Electronics 0.1%
Xerox Corp. *	14,388	194,814
Zebra Technologies Corp., Class A *	4,549	367,923
562,737
Semiconductors & Semiconductor Equipment 7.4%
Advanced Micro Devices, Inc. *	14,949	232,457
Agere Systems, Inc., Class B *	201,862	494,562
Altera Corp. *	47,156	1,079,401
Amkor Technology, Inc. *	11,851	121,828
Analog Devices, Inc.	44,991	2,211,308
Applied Materials, Inc. *	203,850	4,068,846
See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS

May 31, 2004

	Shares	Value

Applied Micro Circuits Corp. *	16,679	$ 89,900
Atmel Corp. *	22,555	143,450
Broadcom Corp., Class A *	26,774	1,130,130
Cree Research, Inc. *	9,027	207,711
Cypress Semiconductor Corp. *	8,481	138,749
Fairchild Semiconductor International, Class A *	4,712	92,921
Integrated Circuit System, Inc. *	7,533	206,856
Integrated Device Technology, Inc. *	5,090	74,212
Intel Corp.	804,710	22,974,470
International Rectifier Corp. *	3,832	169,643
Intersil Holding Corp., Class A	7,465	158,631
KLA-Tencor Corp. *	23,438	1,129,243
Lam Research Corp. *	16,402	412,182
Linear Technology Corp.	38,547	1,528,774
LSI Logic Corp. *	16,210	132,922
Maxim Integrated Products, Inc.	39,985	2,032,437
MEMC Electronic Materials, Inc. *	2,688	24,676
Microchip Technology, Inc.	25,056	794,526
Micron Technology, Inc. *	30,289	455,244
National Semiconductor Corp. *	38,110	825,844
Novellus Systems, Inc. *	15,010	499,683
NVIDIA Corp. *	18,515	436,584
PMC-Sierra, Inc. *	20,809	293,407
Rambus, Inc. *	10,735	208,903
Silicon Laboratories, Inc. *	3,766	196,547
Teradyne, Inc. *	22,776	507,677
Texas Instruments, Inc.	212,974	5,560,751
Xilinx, Inc. *	41,554	1,515,890
50,150,365
Software 6.9%
Adobe Systems, Inc.	28,554	1,274,365
Autodesk, Inc.	839	30,087
BEA Systems, Inc. *	45,458	392,303
BMC Software, Inc. *	26,088	460,192
Cadence Design Systems, Inc. *	8,388	116,090
Citrix Systems, Inc. *	20,360	428,578
Computer Associates International, Inc.	44,652	1,208,283
Compuware Corp. *	2,609	20,742
Electronic Arts, Inc. *	27,670	1,406,466
FactSet Research Systems, Inc.	2,380	104,030
Fair, Issac & Co., Inc.	8,076	280,641
Intuit, Inc. *	22,646	887,270
Jack Henry & Associates, Inc.	8,225	159,565
Macromedia, Inc. *	8,288	215,488
Mercury Interactive Corp. *	9,528	456,772
Microsoft Corp.	1,101,434	29,022,786
Network Associates, Inc. *	18,098	301,332
Novell, Inc. *	20,232	184,313
Oracle Corp. *	477,182	5,401,700
PeopleSoft, Inc. *	15,876	283,863
Red Hat, Inc. *	15,476	422,959
Reynolds & Reynolds Co., Class A	8,167	245,010
See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS

May 31, 2004

	Shares	Value

Siebel Systems, Inc. *	29,056	$ 313,805
Symantec Corp. *	38,330	1,755,514
Synopsys, Inc. *	16,948	501,661
Veritas Software Corp. *	51,084	1,358,834
47,232,649
MATERIALS 0.9%
Chemicals 0.4%
Cabot Corp.	418	15,023
Dow Chemical Co.	11,388	454,381
E.I. du Pont de Nemours & Co.	13,247	572,270
Ecolab, Inc.	23,302	710,944
International Flavors & Fragrances, Inc.	5,361	192,889
Praxair, Inc.	12,164	449,946
Scotts Co., Class A *	450	29,183
Sigma-Aldrich Corp.	3,954	225,813
Valspar Corp.	366	17,451
2,667,900
Construction Materials 0.0%
Florida Rock Industries, Inc.	750	29,812
Vulcan Materials Co.	668	29,900
59,712
Containers & Packaging 0.2%
Ball Corp.	5,968	407,674
Pactiv Corp. *	10,762	253,768
Sealed Air Corp. *	10,394	522,507
1,183,949
Metals & Mining 0.3%
Consol Energy, Inc.	2,908	89,712
Freeport-McMoRan Copper & Gold, Inc., Class B	19,057	640,887
Newmont Mining Corp.	30,110	1,195,668
Phelps Dodge Corp.	4,822	327,414
Southern Peru Copper Corp.	773	24,102
Worthington Industries, Inc.	3,709	70,990
2,348,773
TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.2%
IDT Corp. *	3,091	54,371
Qwest Communications International, Inc. *	39,236	147,135
Sprint Corp.	48,147	855,091
1,056,597
Wireless Telecommunications Services 0.7%
American Tower Systems Corp., Class A *	11,431	158,091
AT&T Wireless Services, Inc. *	123,338	1,746,466
Crown Castle International Corp. *	4,610	67,905
Nextel Communications, Inc., Class A *	107,424	2,484,717
Nextel Partners, Inc., Class A *	9,526	155,369
Telephone & Data Systems, Inc.	2,025	145,091
United States Cellular Corp. *	719	25,604
4,783,243
See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS

May 31, 2004

	Shares	Value

UTILITIES 0.1%
Multi-Utilities & Unregulated Power 0.1%
AES Corp. *	51,545	$ 481,430
Total Common Stocks (cost $543,155,591)		672,775,724
EXCHANGE TRADED FUND 0.7%

iShares Russell 1000 Growth Index Fund (cost $4,464,177)	105,800	5,023,384

SHORT-TERM INVESTMENTS 0.0%

MUTUAL FUND SHARES 0.0%
Evergreen Institutional Money Market Fund (o)
(cost $66,815)	66,815	66,815
Total Investments (cost $547,686,583) 99.9%		677,865,923
Other Assets and Liabilities 0.1%		694,503
Net Assets 100.0%		$678,560,426

*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
REIT	Real Estate Investment Trust
See Notes to Financial Statements

20

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2004

Assets
Investments in securities, at value (cost $547,686,583)	$ 677,865,923
Dividends receivable	699,815
Receivable from investment advisor	7,991
Prepaid expenses and other assets	334

Total assets	678,574,063

Liabilities
Due to related parties	7,683
Accrued expenses and other liabilities	5,954

Total liabilities	13,637

Net assets	$ 678,560,426

Net assets represented by
Paid-in capital	$ 537,931,926
Undistributed net investment income	6,453,326
Accumulated net realized gains on securities	3,995,834
Net unrealized gains on securities	130,179,340

Total net assets	$ 678,560,426

Shares outstanding - Class I	53,143,474

Net asset value per share - Class I	$12.77

See Notes to Financial Statements

21

STATEMENT OF OPERATIONS

Year Ended May 31, 2004

Investment income
Dividends (net of witholding taxes of $967)	$ 6,619,375

Expenses
Advisory fee	2,006,277
Administrative services fee	626,522
Transfer agent fees	169
Trustees' fees and expenses	13,844
Custodian and accounting fees	151,114
Registration and filing fees	5,898
Professional fees	21,502
Printing and postage expenses	4,741
Other	10,464

Total expenses	2,840,531
Less: Expense reductions	(1,778)
Fee waivers and expense reimbursements	(2,685,147)

Net expenses	153,606

Net investment income	6,465,769

Net realized and unrealized gains or losses on securities
Net realized gains on securities	4,445,610
Net change in unrealized gains or losses on securities	88,104,056

Net realized and unrealized gains or losses on securities	92,549,666

Net increase in net assets resulting from operations	$ 99,015,435

See Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,
	2004		2003 (a)

Operations
Net investment income		$ 6,465,769		$ 3,178,411
Net realized gains or losses on securities		4,445,610		(453,225)
Net change in unrealized gains or losses on securities		88,104,056		42,075,284

Net increase in net assets resulting from operations		99,015,435		44,800,470

Distributions to shareholders from net investment income		(2,155,840)		(1,031,565)

	Shares		Shares
Capital share transactions
Proceeds from shares sold	4,205,214	50,000,000	48,761,321	485,777,134
Net asset value of shares issued in reinvestment of distributions	174,420	2,155,840	105,262	1,031,565
Payment for shares redeemed	0	0	(102,743)	(1,032,613)

Net increase in net assets resulting from capital share transactions		52,155,840		485,776,086

Total increase in net assets		149,015,435		529,544,991
Net assets
Beginning of period		529,544,991		0

End of period		$ 678,560,426		$ 529,544,991

Undistributed net investment income		$ 6,453,326		$ 2,146,846

(a) For the period from October 15, 2002 (commencement of operations), to May 31, 2003.
See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Market Index Growth Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I") shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution under income tax regulations.

24

Notes to Financial Statements continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.32% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended May 31, 2004, EIMC waived its fee in the amount of $2,006,277 and reimbursed expenses in the amount of $678,870 which combined represents 0.43% of the Fund's average daily net assets. Total amounts subject to recoupment as of May 31, 2004 were $3,581,102.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $114,794,155 and $57,611,502, respectively, for the year ended May 31, 2004.

On May 31, 2004, the aggregate cost of securities for federal income tax purposes was $547,831,493. The gross unrealized appreciation and depreciation on securities based on tax cost was $136,919,677 and $6,885,247, respectively, with a net unrealized appreciation of $130,034,430.

5. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended May 31, 2004, the Fund did not participate in the interfund lending program.

6. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2004, the components of distributable earnings on a tax basis were as follows:

	Undistributed
Undistributed	Long-term	Unrealized
Ordinary Income	Capital Gain	Appreciation

$10,198,448	$395,622	$130,034,430

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid for the years ended May 31, 2004 and May 31, 2003 were $2,155,8 40 and $1,031,5 65 , respectively, of ordinary income.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

25

Notes to Financial Statements continued

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended May 31, 2004, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Market Index Growth Fund, a series of Evergreen Equity Trust, as of May 31, 2004, and the related statement of operations for the year then ended and statements of changes in net assets, and the financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Market Index Growth Fund, as of May 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
July 9, 2004

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $248 billion in assets under management as of March 31, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

566606 RV1 7/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Market Index Value Fund

Evergreen Market Index Value Fund

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2004

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Market Index Value Fund, which covers the twelve-month period ended May 31, 2004.

The investment period began on the heels of an impressive rally in the equity markets. Despite the lows achieved in early 2003, our portfolios were set up at the beginning of the investment period for continued market gains. We believed the impetus that started the rally, the initial military success in Iraq, would be supported by improving economic and market fundamentals in the months ahead. Interest rates and inflation were low as economic and profit growth appeared to be accelerating. It seemed little could get in the way of these good vibes, and for a short while, little did.

The passage of the Jobs and Growth Tax Relief Reconciliation Act (the "Act") added more momentum to the equity market rally. It had been our long held belief that dividends would play an important role in strengthening total return potential. The passage of this Act bolstered our vision and supported the market's continued advances. In addition, levies on capital gains and dividends were now just 15%, the lowest levels in more than sixty years. Child tax credit checks were also expected to increase consumer spending in the months ahead and businesses would likely benefit from incentives to boost capital investment.

As a result of these positives, the equity markets entered the summer months on solid footing. The unraveling of the "deflation trade" in bonds during July 2003, though, quickly challenged the recent market strength. After the Federal Reserve expressed its concerns about deflation, the yield on the 10-year Treasury fell to a 45-year low of 3.1% in mid-June 2003. It appeared th e bond market was convinced that monetary policymakers were prepared to reduce interest rates by a large margin. Yet when the Fed lowered its target for the federal funds rate by only twenty five basis points at the end of its monetary policy meeting in la te June 2003, we suspected th e Fed would not be as aggressive as consensus seemed to suggest. Our conviction was strengthened when Chairman Greenspan stated to congressional banking committees in July 2003 that "signs of sustainable growth" in the economy were emerging and that the Fed was looking for the Gross Domestic Product ("GDP") to expand in excess of 4% in 2004! The yield on the 10-year Treasury swung violently higher, to 4.6% in just a matter of weeks. Yet despite this volatility in the financial markets, equities, after bouncing around a bit, withstood the jolt from interest rates and managed to finish the summer months slightly higher.

Considering the potential for a rate driven sell-off throughout this period of uncertainty, we were encouraged by the market's ability to hold onto its previous gains. This suggested to us a growing conviction on the improving long-term fundamentals. Economic and profit growth had exceeded expectations in the second quarter, and we positioned portfolios to benefit from even further strength in the months ahead. Indeed, operating profits for companies in the S&P 500 Index grew by more than 20% as GDP expanded in excess of 8% in the third quarter. This momentum continued in the fourth quarter, with profits up by approximately 25% on economic growth of more than four percent.

The solid fundamentals carried over into the new year. Forecasts for economic and profit growth continued to increase, and final results exceeded expectations for the first quarter. In addition, forecasts climbed for corporate profit growth of up to 15% for the full year while consensus expectations for GDP growth approached 5% for 2004. Yet despite these positives, a combination of geopolitical uncertainties and a fear of higher interest rates had a dampening effect, we believe, on market sentiment. The bombings in Madrid and increased terror activity in Iraq resulted in a volatile trading environment, and commentary from Fed officials about plans for a "measured" removal of policy accommodation kept stocks in check through the conclusion of the investment period.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FUND AT A GLANCE

as of May 31, 2004

MANAGEMENT TEAM

William E. Zieff
Global Structured Products Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/2002

Class I
Class inception date	10/15/2002

Average annual return

1 year	19.73%

Since portfolio inception	19.69%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The advisor is waiving its advisory fee and reimbursing the fund for other expenses. Had the fee not been waived and expenses reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in Evergreen Market Index Value Fund Class I shares, versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund's Class I shares returned 19.73% for the twelve-month period ended May 31, 2004. During the same period, the fund's benchmark, Russell 1000 Value Index, returned 19.82%.

The fund's objective is to provide exposure to the Russell 1000 Value Index, with minimal variation. Typically, the fund's performance will closely align with that of the index. The investment process is designed to keep trading and administrative costs low with the goal of minimizing the differential in returns between the fund and the index.

Robust economic growth and corporate profitability drove equity prices higher during the past year. While consumer spending remained significant, manufacturing activity and business investment rebounded strongly, providing additional support to the economic recovery. Despite these economic and earnings gains, we believe investor sentiment was tempered by concerns that consumer spending was unsustainable due to the lack of job creation and higher long-term interest rates. Given the lack of momentum in the employment picture and continued mild inflation, the Federal Reserve maintained historically low interest rates. The rising equity market retreated in March and April before rallying in May as high oil prices and strong employment reports fueled expectations that the Federal Reserve would raise interest rates sooner than previously believed.

The top performing sectors contributing to the fund's performance included industrials, materials, and energy. The worst performing sectors detracting from the fund's performance included utilities, health care, and telecommunication services. Notable stocks within industrials included AMR Corp., J.B. Hunt Transport Services, and Cummins. Representative holdings within materials included Georgia-Pacific Corp., Southern Peru Copper Corp., and United States Steel Corp. Valero Energy Corp., Sunoco, and Premcor were among the leading energy securities. The worst performing securities were Mirant Corp., LaBranche & Co., and Winn-Dixie Stores.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

"Russell 1000 Value Index" is a trademark and service mark of Frank Russell Company (FRC) and has been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by FRC and FRC makes no representation regarding the advisability of investing in the product.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of May 31, 2004, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,
	2004	2003 (a)
CLASS I

Net asset value, beginning of period	$11.14	$10.00

Income from investment operation
Net investment income	0.28	0.15
Net realized and unrealized gains or losses on securities	1.91	1.03
Total from investment operations	2.19	1.18

Distributions to shareholders from net investment income	(0.10)	(0.04)

Net asset value, end of period	$13.23	$11.14

Total return	19.73%	11.85%

Ratios and supplemental data
Net assets, end of period (thousands)	$708,489	$544,427
Ratios to average net assets
Expenses ‡	0.02%	0.02% †
Net investment income	2.41%	2.67% †
Portfolio turnover rate	10%	5%

(a) For the period from October 15, 2002 (commencement of operations), to May 31, 2003.
‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
† Annualized
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

May 31, 2004

	Shares	Value

COMMON STOCKS 98.0%
CONSUMER DISCRETIONARY 11.3%
Auto Components 0.5%
American Axle & Manufacturing Holdings, Inc. *	3,708	$ 129,595
Arvinmeritor, Inc.	8,031	149,376
Autoliv, Inc.	6,754	279,278
Borg-Warner Automotive, Inc.	6,880	285,107
Dana Corp.	19,134	356,849
Delphi Automotive Systems Corp.	58,358	594,668
Johnson Controls, Inc.	24,275	1,308,908
Lear Corp.	8,064	477,631
3,581,412
Automobiles 0.9%
Ford Motor Co.	226,461	3,362,946
General Motors Corp.	59,548	2,702,884
6,065,830
Distributors 0.1%
Genuine Parts Co.	22,382	842,458
Hotels, Restaurants & Leisure 1.1%
Caesars Entertainment, Inc. *	36,600	503,982
CBRL Group, Inc.	2,629	84,785
Darden Restaurants, Inc.	3,965	89,213
GTECH Holdings Corp.	825	46,423
Harrah's Entertainment, Inc.	5,281	271,443
Hilton Hotels Corp.	22,018	382,012
International Speedway Corp., Class A	860	40,119
Mandalay Resort Group	2,887	158,352
Marriott International, Inc., Class A	10,936	539,473
McDonald's Corp.	163,807	4,324,505
MGM Mirage *	5,625	249,806
Outback Steakhouse, Inc.	2,079	88,254
Starwood Hotels & Resorts, Class B	18,243	769,490
Wendy's International, Inc.	12,533	473,622
Wynn Resorts, Ltd. *	1,964	75,810
8,097,289
Household Durables 1.1%
BLYTH, Inc.	4,171	136,183
Centex Corp.	10,378	503,229
D.R. Horton, Inc.	20,719	598,779
Ethan Allen Interiors, Inc.	4,200	163,674
Fortune Brands, Inc.	18,709	1,408,788
Furniture Brands International, Inc.	5,947	153,254
Hovnanian Enterprises, Inc., Class A *	2,600	91,780
KB Home	5,149	339,216
La-Z-Boy Chair Co.	6,384	117,785
Leggett & Platt, Inc.	15,620	394,874
Lennar Corp., Class A	13,124	602,391
M.D.C Holdings, Inc.	2,416	155,421
Mohawk Industries, Inc. *	4,370	324,429
Newell Rubbermaid, Inc.	12,603	297,053
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2004

	Shares	Value

Pulte Homes, Inc.	12,536	$ 661,274
Ryland Group, Inc.	3,218	256,153
Snap-on, Inc.	7,492	251,956
Stanley Works	8,066	351,274
Toll Brothers, Inc. *	5,935	242,801
Whirlpool Corp.	6,624	440,695
7,491,009
Internet & Catalog Retail 0.1%
InterActiveCorp. *	13,837	432,545
Leisure Equipment & Products 0.2%
Brunswick Corp.	10,890	441,045
Eastman Kodak Co.	36,884	965,623
Hasbro, Inc.	17,952	352,936
1,759,604
Media 5.5%
Belo Corp.	9,138	268,840
Cablevision Systems Corp., Class A *	1,583	34,699
Clear Channel Communications, Inc.	36,125	1,434,162
Comcast Corp., Class A *	154,196	4,463,974
Cox Communications, Inc., Class A *	20,664	649,056
Cox Radio, Inc., Class A *	1,829	34,641
DIRECTV Group, Inc. *	46,185	813,318
Entercom Communications Corp. *	420	17,115
Entravision Communications Corp. *	3,227	26,139
Fox Entertainment Group, Inc., Class A *	12,700	342,265
Gannett Co., Inc.	34,582	3,036,300
Gemstar-TV Guide International, Inc. *	23,861	107,375
Harte-Hanks, Inc.	936	21,631
Hearst-Argyle Television, Inc.	3,908	102,194
Interactive Data Corp. *	2,381	40,358
Interpublic Group of Companies, Inc. *	50,471	725,773
Knight-Ridder, Inc.	9,098	691,266
Lamar Advertising Co., Class A *	1,898	77,571
Lee Enterprises, Inc.	5,719	273,826
Liberty Media Corp., Class A *	227,007	2,492,537
McClatchy Co., Class A	2,272	159,085
McGraw-Hill Companies, Inc.	3,240	252,461
Media General, Inc., Class A	2,082	143,283
Meredith Corp.	1,723	90,389
Metro-Goldwyn-Mayer Studios, Inc.	9,877	117,438
New York Times Co., Class A	6,475	301,929
NTL, Inc. *	9,644	569,960
PanAmSat Corp. *	3,767	87,507
Radio One, Inc., Class D *	5,685	98,237
Reader's Digest Association, Inc., Class A	10,191	154,597
Regal Entertainment Group, Class A	3,806	81,448
Scholastic Corp. *	3,444	97,259
Sirius Satellite Radio, Inc. *	140,707	422,121
Time Warner, Inc. *	556,992	9,491,144
Tribune Co.	23,454	1,132,594
UnitedGlobalCom, Inc., Class A *	18,429	135,822
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2004

	Shares	Value

Univision Communications, Inc., Class A *	1,255	$ 40,850
Valassis Communications, Inc. *	5,237	153,863
Viacom, Inc., Class B	120,635	4,450,225
Walt Disney Co.	196,505	4,611,972
Washington Post Co., Class B	472	448,754
XM Satellite Radio Holdings, Inc., Class A *	18,409	463,539
39,157,517
Multi-line Retail 0.8%
Big Lots, Inc. *	8,094	118,334
Federated Department Stores, Inc.	24,118	1,150,670
J.C. Penney Co., Inc.	34,931	1,249,831
May Department Stores Co.	37,139	1,064,404
Neiman Marcus Group, Class A	4,583	236,483
Nordstrom, Inc.	12,260	497,143
Saks, Inc.	16,198	243,132
Sears, Roebuck & Co.	27,954	1,062,252
5,622,249
Specialty Retail 0.7%
AutoNation, Inc. *	22,421	373,758
Barnes & Noble, Inc. *	5,074	151,916
Blockbuster, Inc., Class A	3,225	50,503
Boise Cascade Corp.	8,337	293,046
Borders Group, Inc.	8,042	183,599
Circuit City Stores, Inc.	23,877	285,808
Claire's Stores, Inc.	832	17,222
Foot Locker, Inc.	18,256	430,842
Limited Brands	51,390	991,827
Michaels Stores, Inc.	1,542	80,569
O'Reilly Automotive, Inc. *	1,169	52,523
Office Depot, Inc. *	39,756	649,613
Pier 1 Imports, Inc.	2,485	46,842
Regis Corp.	2,606	113,596
Rent-A-Center, Inc. *	1,246	36,819
Sherwin-Williams Co.	15,897	624,752
Talbots, Inc.	444	15,611
Toys "R" Us, Inc. *	27,430	431,200
4,830,046
Textiles, Apparel & Luxury Goods 0.3%
Jones Apparel Group, Inc.	15,464	594,900
Liz Claiborne, Inc.	13,822	474,095
Polo Ralph Lauren Corp., Class A	5,154	171,113
Reebok International, Ltd.	5,318	192,777
V.F. Corp.	10,583	497,189
1,930,074
CONSUMER STAPLES 7.4%
Beverages 0.7%
Adolph Coors Co., Class B	3,322	214,103
Brown-Forman Corp., Class B	7,398	355,474
Coca-Cola Co.	40,558	2,082,654
Coca-Cola Enterprises, Inc.	21,093	581,112
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2004

	Shares	Value

Constellation Brands, Inc. Class A *	8,722	$ 313,992
Pepsi Bottling Group, Inc.	3,379	97,991
PepsiAmericas, Inc.	7,525	159,831
PepsiCo, Inc.	25,217	1,345,831
5,150,988
Food & Staples Retailing 1.2%
Albertsons, Inc.	43,730	1,024,594
Costco Wholesale Corp.	36,234	1,368,921
CVS Corp.	50,727	2,114,301
Kroger Co. *	97,151	1,621,450
Performance Food Group Co. *	1,882	61,805
Rite Aid Corp. *	13,871	69,633
Safeway, Inc. *	56,829	1,282,062
SUPERVALU, Inc.	17,208	533,792
Winn-Dixie Stores, Inc.	10,697	67,712
8,144,270
Food Products 1.7%
Archer-Daniels Midland Co.	66,790	1,110,718
Campbell Soup Co.	16,099	410,686
ConAgra Foods, Inc.	69,140	1,944,217
Dean Foods Co. *	19,929	703,494
Del Monte Foods Co. *	12,653	129,946
General Mills, Inc.	23,124	1,064,860
H.J. Heinz Co.	26,376	984,880
Hershey Foods Corp.	5,062	449,151
Hormel Foods Corp.	9,570	299,063
J.M. Smucker Co.	6,407	313,302
Kellogg Co.	16,118	683,403
Kraft Foods, Inc., Class A	35,444	1,058,358
Lancaster Colony Corp.	3,498	140,025
McCormick & Co., Inc.	6,254	221,704
Sara Lee Corp.	59,133	1,354,146
Smithfield Foods, Inc. *	10,666	309,207
Tootsie Roll Industries, Inc.	2,914	99,367
Tyson Foods, Inc., Class A	26,870	551,372
Wm. Wrigley Jr. Co.	3,525	221,370
12,049,269
Household Products 1.5%
Church & Dwight Co., Inc.	1,403	63,696
Clorox Co.	8,915	466,789
Colgate-Palmolive Co.	7,481	427,913
Energizer Holdings, Inc. *	7,582	343,844
Kimberly-Clark Corp.	45,586	3,004,117
Procter & Gamble Co.	60,175	6,488,069
10,794,428
Personal Products 0.7%
Alberto Culver Co.	7,221	339,531
Avon Products, Inc.	25,486	2,259,589
Estee Lauder Companies, Inc., Class A	894	40,936
Gillette Co.	50,354	2,169,754
4,809,810
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2004

	Shares	Value

Tobacco 1.6%
Altria Group, Inc.	199,430	$ 9,566,657
Loews Corp. - Carolina Group	5,680	128,879
R.J. Reynolds Tobacco Holdings, Inc.	10,855	610,051
UST, Inc.	21,529	804,324
11,109,911
ENERGY 10.8%
Energy Equipment & Services 0.3%
Baker Hughes, Inc.	9,968	339,211
Cooper Cameron Corp. *	536	24,854
Diamond Offshore Drilling, Inc.	3,425	77,371
ENSCO International, Inc.	12,256	326,500
Grant Prideco, Inc. *	789	12,237
Halliburton Co.	5,234	151,995
Helmerich & Payne, Inc.	6,441	160,703
Key Energy Services, Inc. *	4,384	42,437
National Oilwell, Inc. *	4,373	121,045
Pride International, Inc. *	7,821	122,946
Rowan Co., Inc. *	5,757	126,539
Smith International, Inc. *	2,225	111,094
Tidewater, Inc.	4,018	111,058
Varco International, Inc. *	3,463	69,953
1,797,943
Oil & Gas 10.5%
Amerada Hess Corp.	9,227	651,334
Anadarko Petroleum Corp.	18,050	984,086
Apache Corp.	41,610	1,679,380
Ashland, Inc.	8,786	414,260
Burlington Resources, Inc.	25,850	1,730,399
Chesapeake Energy Corp.	4,657	61,472
ChevronTexaco Corp.	137,545	12,434,068
ConocoPhillips	87,386	6,408,015
Devon Energy Corp.	29,713	1,763,764
El Paso Corp.	82,524	594,998
Exxon Mobil Corp.	859,955	37,193,054
Kerr-McGee Corp.	12,984	639,462
Kinder Morgan, Inc.	2,332	139,920
Marathon Oil Corp.	43,869	1,462,592
Murphy Oil Corp.	9,820	640,853
Newfield Exploration Co. *	3,105	154,474
Noble Energy, Inc.	4,433	200,992
Occidental Petroleum Corp.	48,829	2,158,242
Pioneer Natural Resources Co.	13,390	414,420
Pogo Producing Co.	7,961	362,066
Premcor, Inc. *	5,059	185,311
Sunoco, Inc.	9,868	607,178
Unocal Corp.	33,220	1,183,629
Valero Energy Corp.	16,723	1,105,558
Western Gas Resources, Inc.	2,275	125,808
Westport Resources Corp. *	3,028	104,769
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2004

	Shares	Value

Williams Companies, Inc.	66,655	$ 793,861
XTO Energy, Inc.	11,890	300,222
74,494,187
FINANCIALS 34.5%
Capital Markets 5.6%
A.G. Edwards, Inc.	7,225	270,215
Allied Capital Corp.	16,177	437,264
American Capital Strategies, Ltd.	8,308	222,073
Bank of New York Co., Inc.	83,747	2,518,272
Bear Stearns Companies, Inc.	13,509	1,095,040
E*TRADE FINANCIAL Corp. *	21,943	250,370
Franklin Resources, Inc.	21,146	1,063,221
Goldman Sachs Group, Inc.	36,637	3,440,581
J.P. Morgan Chase & Co.	261,517	9,634,286
Janus Capital Group, Inc.	30,808	504,327
Jefferies Group, Inc.	4,910	160,704
LaBranche & Co., Inc.	4,766	42,703
Legg Mason, Inc.	1,250	109,637
Lehman Brothers Holdings, Inc.	31,500	2,382,975
Mellon Financial Corp.	31,609	930,569
Merrill Lynch & Co., Inc.	119,342	6,778,626
Morgan Stanley	124,885	6,682,596
Northern Trust Corp.	23,124	993,176
Piper Jaffray Co., Inc. *	2,471	119,596
Raymond James Financial, Inc.	7,551	194,816
State Street Corp.	38,259	1,852,501
T. Rowe Price Group, Inc.	3,879	186,813
39,870,361
Commercial Banks 12.6%
AmSouth Bancorp	45,203	1,151,772
Associated Banc Corp.	13,286	388,601
BancorpSouth, Inc.	9,969	208,551
Bank of America Corp.	268,046	22,282,664
Bank of Hawaii Corp.	7,200	312,840
Bank One Corp.	147,076	7,125,832
Banknorth Group, Inc.	22,114	728,435
BB&T Corp.	72,354	2,726,299
BOK Financial Corp. *	2,227	85,177
Charter One Financial, Inc.	28,969	1,273,477
City National Corp.	5,223	337,249
Colonial BancGroup, Inc.	15,947	286,727
Comerica, Inc.	22,552	1,276,669
Commerce Bancorp, Inc.	849	52,214
Commerce Bancshares, Inc.	7,976	371,283
Compass Bancshares, Inc.	16,338	687,013
Cullen/Frost Bankers, Inc.	6,613	289,782
First Bancorp Puerto Rico	1,757	68,224
First Horizon National Corp.	15,301	712,568
First Midwest Bancorp, Inc.	5,999	205,466
First National Bankshares of Florida, Inc.	5,940	115,592
FirstMerit Corp.	9,928	245,222
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2004

	Shares	Value

FNB Corp.	5,940	$ 118,562
Fulton Financial Corp.	14,373	298,105
Hibernia Corp., Class A	20,211	485,064
Hudson United Bancorp	5,235	191,810
Huntington Bancshares, Inc.	29,435	667,291
International Bancshares Corp.	3,358	177,370
KeyCorp	54,434	1,709,772
M&T Bank Corp.	8,581	777,181
Marshall & Ilsley Corp.	29,184	1,200,922
Mercantile Bankshares Corp.	9,184	428,801
National City Corp.	71,808	2,548,466
National Commerce Financial Corp.	26,343	857,201
North Fork Bancorp, Inc.	13,891	534,804
Old National Bancorp	8,566	210,124
Park National Corp.	1,471	169,842
PNC Financial Services Group, Inc.	37,302	2,059,443
Popular, Inc.	12,057	520,862
Provident Financial Group, Inc.	5,362	214,694
Regions Financial Corp.	28,595	1,087,182
Sky Financial Group, Inc.	11,846	303,968
SouthTrust Corp.	39,607	1,341,489
SunTrust Banks, Inc.	31,770	2,067,592
Synovus Financial Corp.	3,479	89,584
TCF Financial Corp.	3,874	216,092
Trustmark Corp.	6,262	173,771
U.S. Bancorp	247,161	6,945,224
Union Planters Corp.	24,275	730,920
UnionBanCal Corp.	6,705	386,141
United Bankshares, Inc.	4,825	150,540
Valley National Bancorp	9,718	247,906
Wachovia Corp. °	164,875	7,783,749
Wells Fargo & Co.	203,917	11,990,320
Westamerica Bancorp	3,113	153,720
Whitney Holding Corp.	5,169	224,696
Wilmington Trust Corp.	8,459	311,291
Zions Bancorp	11,605	711,387
89,017,543
Consumer Finance 0.6%
American Express Co.	37,873	1,920,161
AmeriCredit Corp. *	12,743	225,551
Capital One Financial Corp.	9,768	684,346
MBNA Corp.	35,373	898,475
Providian Financial Corp. *	19,967	271,551
Student Loan Corp.	515	74,232
4,074,316
Diversified Financial Services 4.7%
CIT Group, Inc.	25,496	955,335
Citigroup, Inc.	662,798	30,773,711
Instinet Group, Inc. *	15,931	104,985
Leucadia National Corp.	5,639	280,259
Principal Financial Group	37,377	1,306,326
33,420,616
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2004

	Shares	Value

Insurance 5.6%
AFLAC, Inc.	24,124	$ 979,434
Allstate Corp.	90,630	3,985,907
AMBAC Financial Group, Inc.	9,896	684,308
American Financial Group, Inc.	4,582	138,422
American International Group, Inc.	144,807	10,614,353
American National Insurance Co.	1,326	124,392
AON Corp.	32,796	906,154
Chubb Corp.	23,857	1,607,246
Cincinnati Financial Corp.	18,425	787,686
CNA Financial Corp. *	2,879	86,428
Erie Indemnity Co., Class A	3,081	140,370
Fidelity National Financial, Inc.	17,697	665,230
First American Financial Corp.	8,637	224,217
Hartford Financial Services Group, Inc.	36,359	2,404,057
HCC Insurance Holdings, Inc.	4,843	160,497
Jefferson Pilot Corp.	18,295	939,082
Lincoln National Corp.	22,851	1,085,194
Loews Corp.	16,761	965,936
Markel Corp. *	676	194,350
MBIA, Inc.	18,522	1,025,934
Mercury General Corp.	3,347	168,153
MetLife, Inc.	43,746	1,555,170
MONY Group, Inc. *	6,024	188,190
Nationwide Financial Services, Inc., Class A	7,229	264,220
Odyssey Holdings Corp.	1,582	39,946
Old Republic International Corp.	23,295	530,194
Protective Life Corp.	8,160	301,757
Prudential Financial, Inc.	71,029	3,146,585
Reinsurance Group America, Inc.	3,072	122,112
SAFECO Corp.	16,676	699,558
St. Paul Travelers Companies, Inc.	74,104	2,940,447
Stancorp Financial Group, Inc.	3,742	239,825
Torchmark Corp.	14,945	809,870
Transatlantic Holdings, Inc.	2,492	219,396
Unitrin, Inc.	5,834	233,943
UnumProvident Corp.	37,043	539,346
W.R. Berkley Corp.	7,918	329,785
Wesco Financial Corp.	182	68,605
40,116,299
Real Estate 2.8%
AMB Property Corp. REIT	9,704	320,717
Annaly Mortgage Management, Inc. REIT	14,686	260,970
Apartment Investment & Management Co., Class A REIT	12,080	348,870
Archstone-Smith Trust REIT	25,039	727,383
Arden Realty Group, Inc. REIT	7,306	216,623
AvalonBay Communities, Inc. REIT	8,413	458,088
Boston Properties, Inc. REIT	9,768	482,148
BRE Properties, Inc. REIT	6,345	219,537
Camden Property Trust REIT	4,334	202,441
CarrAmerica Realty Corp. REIT	6,679	195,828
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2004

	Shares	Value

Catellus Development Corp. REIT	13,201	$ 322,500
CBL & Associates Properties, Inc. REIT	2,691	143,484
CenterPoint Properties Trust REIT	2,990	220,214
Chelsea Property Group, Inc. REIT	3,417	187,867
Cousins Properties, Inc. REIT	3,128	97,875
Crescent Real Estate Equities Co. REIT	10,074	169,243
Developers Diversified Realty Corp. REIT	9,719	334,236
Duke Realty Corp. REIT	17,424	563,841
Equity Office Properties Trust REIT	51,846	1,397,250
Equity Residential Properties Trust REIT	35,089	1,033,020
Federal Realty Investment Trust REIT	5,627	224,517
Forest City Enterprises, Inc.	3,730	188,514
Friedman, Billings, Ramsey Group, Inc. REIT, Class A	1,689	32,936
General Growth Properties, Inc. REIT	27,606	811,064
Health Care Property Investors, Inc. REIT	16,684	400,917
Healthcare Realty Trust, Inc. REIT	5,410	197,736
Hospitality Properties Trust REIT	8,024	328,422
Host Marriott Corp. REIT *	39,581	485,263
HRPT Properties Trust REIT	22,244	219,103
iStar Financial, Inc. REIT	13,826	528,845
Kimco Realty Corp. REIT	12,457	572,399
Liberty Property Trust REIT	10,687	426,304
LNR Property Corp.	1,917	96,329
Macerich Co. REIT	7,432	336,298
Mack-Cali Realty Corp. REIT	7,425	296,703
Mills Corp. REIT	3,305	145,255
New Plan Excel Realty Trust, Inc. REIT	12,495	297,506
Pan Pacific Retail Properties, Inc. REIT	5,130	235,980
Plum Creek Timber Co., Inc. REIT	23,555	737,743
ProLogis Trust REIT	21,017	673,805
Public Storage, Inc. REIT	12,839	590,466
Rayonier, Inc.	6,377	267,834
Realty Income Corp. REIT	5,099	203,705
Regency Centers Corp. REIT	3,322	133,877
Rouse Co.	11,603	529,677
Shurgard Storage Centers, Inc. REIT, Class A	5,689	213,338
Simon Property Group, Inc. REIT	18,073	932,025
Thornburg Mortgage, Inc. REIT	10,120	268,180
Trizec Properties, Inc. REIT	10,489	173,173
United Dominion Realty Trust, Inc. REIT	16,405	327,116
Vornado Realty Trust REIT	11,597	633,776
Weingarten Realty Investors REIT	9,718	300,966
19,711,907
Thrifts & Mortgage Finance 2.6%
Astoria Financial Corp.	9,966	381,399
Capitol Federal Financial	2,695	84,542
Countrywide Financial Corp.	31,668	2,042,586
Downey Financial Corp.	2,718	143,782
Freddie Mac	69,126	4,036,267
Golden West Financial Corp.	16,035	1,744,127
GreenPoint Financial Corp.	14,398	577,360
Hudson City Bancorp, Inc.	5,537	198,169
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2004

	Shares	Value

Independence Community Bank Corp.	9,419	$ 353,401
IndyMac Bancorp, Inc.	6,490	213,521
MGIC Investment Corp.	9,301	678,973
New York Community Bancorp, Inc.	16,657	390,107
People's Bank	4,893	156,478
PMI Group, Inc.	12,290	530,559
Radian Group, Inc.	10,923	502,458
Sovereign Bancorp, Inc.	38,862	845,249
Washington Federal, Inc.	9,853	235,585
Washington Mutual, Inc.	111,802	4,883,512
Webster Financial Corp.	6,599	309,097
18,307,172
HEALTH CARE 3.7%
Biotechnology 0.1%
Human Genome Sciences, Inc. *	8,286	90,069
ICOS Corp. *	3,875	108,965
Invitrogen Corp. *	4,800	333,360
Millennium Pharmaceuticals, Inc. *	19,092	284,662
Neurocrine Biosciences, Inc. *	2,336	133,829
Protein Design Labs, Inc. *	3,245	63,310
1,014,195
Health Care Equipment & Supplies 0.2%
Apogent Technology, Inc. *	10,433	336,151
Applera Corp. - Applied Biosystems Group	4,089	79,245
Bausch & Lomb, Inc.	6,389	389,857
Becton Dickinson & Co.	6,755	339,912
C.R. Bard, Inc.	696	78,070
Hillenbrand Industries, Inc.	4,356	256,568
STERIS Corp. *	501	11,498
1,491,301
Health Care Providers & Services 1.2%
Aetna, Inc.	11,276	915,611
AmerisourceBergen Corp.	6,779	406,604
Andrx Corp. *	2,128	58,478
Anthem, Inc. *	10,805	956,567
CIGNA Corp.	18,050	1,223,790
Community Health Systems *	3,380	86,190
HCA, Inc.	13,201	512,595
Health Net, Inc., Class A *	4,189	98,442
Henry Schein, Inc. *	1,908	128,141
Humana, Inc. *	20,797	355,005
Laboratory Corp. *	1,505	62,247
Manor Care, Inc.	9,583	300,235
McKesson Corp.	15,150	521,160
Medco Health Solutions, Inc. *	19,427	680,528
Omnicare, Inc.	5,199	223,557
PacifiCare Health Systems, Inc., Class A *	10,172	375,652
Renal Care Group, Inc. *	3,633	119,053
Service Corporation International *	38,509	277,265
Tenet Healthcare Corp. *	49,383	588,645
Triad Hospitals, Inc. *	5,349	189,141
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2004

	Shares	Value

Universal Health Services, Inc., Class B	530	$ 23,325
WebMD Corp. *	5,659	50,139
WellChoice, Inc. *	2,483	102,250
Wellpoint Health Networks, Inc. *	1,121	125,036
8,379,656
Pharmaceuticals 2.2%
Bristol-Myers Squibb Co.	124,528	3,146,823
King Pharmaceuticals, Inc. *	22,379	298,983
Merck & Co., Inc.	161,091	7,619,604
Schering-Plough Corp.	189,117	3,196,077
Valeant Pharmaceuticals International	5,457	99,754
Watson Pharmaceuticals, Inc. *	12,060	450,441
Wyeth	20,174	726,264
15,537,946
INDUSTRIALS 7.6%
Aerospace & Defense 2.4%
Alliant Techsystems, Inc. *	1,100	67,375
Boeing Co.	9,708	444,626
General Dynamics Corp.	22,742	2,174,817
Goodrich Corp.	15,133	424,178
Honeywell International, Inc.	106,918	3,603,137
L-3 Communications Holdings, Inc.	5,174	329,791
Lockheed Martin Corp.	35,504	1,758,868
Northrop Grumman Corp.	22,348	2,304,749
Precision Castparts Corp.	7,886	369,775
Raytheon Co.	52,858	1,757,528
Rockwell Collins, Inc.	11,301	339,482
United Technologies Corp.	39,811	3,368,409
16,942,735
Air Freight & Logistics 0.3%
CNF Transportation, Inc.	6,321	246,393
FedEx Corp.	23,661	1,740,976
J.B. Hunt Transport Services, Inc.	3,965	129,814
Ryder System, Inc.	7,416	275,505
2,392,688
Airlines 0.1%
Delta Air Lines, Inc.	13,897	84,772
Southwest Airlines Co.	32,683	506,913
591,685
Building Products 0.1%
Masco Corp.	39,378	1,139,993
Commercial Services & Supplies 1.0%
Allied Waste Industries, Inc. *	20,114	266,712
Avery Dennison Corp.	1,877	110,818
Cendant Corp.	101,103	2,319,303
Deluxe Corp.	6,602	282,698
Equifax, Inc.	3,485	85,417
HNI Corp.	4,320	172,238
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2004

	Shares	Value

IKON Office Solutions, Inc.	18,643	$ 205,446
Manpower, Inc.	3,062	146,210
Pitney Bowes, Inc.	9,860	437,094
R. R. Donnelley & Sons Co.	26,027	787,577
Republic Services, Inc., Class A	19,567	564,508
ServiceMaster Co.	38,487	468,002
Steelcase, Inc.	5,359	63,236
Viad Corp.	5,908	148,173
Waste Management, Inc.	33,957	976,603
West Corp. *	193	4,987
7,039,022
Construction & Engineering 0.1%
Fluor Corp.	9,865	398,743
Jacobs Engineering Group, Inc. *	885	39,471
438,214
Electrical Equipment 0.6%
American Power Conversion Corp.	21,312	385,747
Ametek, Inc.	4,458	120,411
Emerson Electric Co.	45,416	2,711,335
Hubbell, Inc., Class B	6,428	288,103
Rockwell Automation, Inc.	21,307	721,455
4,227,051
Industrial Conglomerates 0.4%
3M Co.	11,472	970,072
Alleghany Corp. *	439	116,994
Allete, Inc.	11,088	385,308
Carlisle Companies, Inc.	3,945	231,532
Teleflex, Inc.	4,488	208,557
Textron, Inc.	14,784	807,946
2,720,409
Machinery 1.7%
AGCO Corp. *	10,725	205,491
Caterpillar, Inc.	44,347	3,341,546
Crane Co.	6,632	200,220
Cummins, Inc.	4,456	259,517
Danaher Corp.	1,888	88,793
Deere & Co.	30,819	2,024,808
Donaldson Co., Inc.	1,278	33,586
Dover Corp.	21,120	822,835
Eaton Corp.	19,170	1,118,570
Harsco Corp.	5,222	226,687
Illinois Tool Works, Inc.	11,520	1,035,418
ITT Industries, Inc.	721	58,077
Navistar International Corp. *	2,923	110,928
Paccar, Inc.	21,214	1,183,741
Pall Corp.	2,774	67,075
Parker-Hannifin Corp.	15,208	844,957
Pentair, Inc.	5,629	344,945
SPX Corp.	8,290	362,439
Timken Co.	3,699	84,300
12,413,933
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2004

	Shares	Value

Road & Rail 0.8%
Burlington Northern Santa Fe Corp.	47,978	$ 1,580,395
CSX Corp.	27,516	869,506
Norfolk Southern Corp.	50,185	1,215,983
Swift Transportation Co., Inc. *	2,030	36,459
Union Pacific Corp.	32,711	1,907,705
Werner Enterprises, Inc.	3,410	65,097
5,675,145
Trading Companies & Distributors 0.1%
MSC Industrial Direct Co., Inc., Class A	465	13,439
W.W. Grainger, Inc.	9,792	533,174
546,613
INFORMATION TECHNOLOGY 6.6%
Communications Equipment 1.4%
3Com Corp. *	49,258	318,699
ADC Telecommunications, Inc. *	57,197	145,280
Advanced Fibre Communications, Inc. *	6,558	123,290
Avaya, Inc. *	56,471	893,936
Avocent Corp. *	1,013	34,715
Brocade Communications Systems, Inc. *	13,072	78,301
CIENA Corp. *	29,451	106,024
Comverse Technology, Inc. *	9,703	171,452
Corning, Inc. *	83,469	1,034,181
Emulex Corp. *	2,989	55,835
Harris Corp.	5,922	273,833
Lucent Technologies, Inc. *	532,632	1,901,496
Motorola, Inc.	176,202	3,483,514
Polycom, Inc. *	7,646	156,667
Scientific-Atlanta, Inc.	18,069	621,935
Tellabs, Inc. *	31,741	252,024
9,651,182
Computers & Peripherals 3.1%
Apple Computer, Inc. *	47,071	1,320,812
Diebold, Inc.	9,300	456,909
Hewlett-Packard Co.	392,998	8,347,278
Imation Corp.	4,589	188,883
International Business Machines Corp.	104,438	9,252,162
Maxtor Corp. *	15,935	109,474
NCR Corp. *	11,091	535,030
Storage Technology Corp. *	8,349	235,859
Sun Microsystems, Inc. *	415,808	1,758,868
22,205,275
Electronic Equipment & Instruments 0.7%
Agilent Technologies, Inc. *	57,516	1,478,161
Arrow Electronics, Inc. *	10,954	298,277
Avnet, Inc. *	15,385	360,009
AVX Corp.	6,785	107,474
Ingram Micro, Inc., Class A *	13,649	197,228
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2004

	Shares	Value

Jabil Circuit, Inc. *	2,208	$ 62,509
Molex, Inc.	1,885	55,344
PerkinElmer, Inc.	8,358	163,065
Sanmina Corp. *	36,378	384,879
Solectron Corp. *	55,930	307,615
Symbol Technologies, Inc.	3,751	55,252
Tech Data Corp. *	6,877	276,043
Tektronix, Inc.	7,954	251,028
Thermo Electron Corp. *	16,493	507,655
Vishay Intertechnology, Inc. *	20,560	387,967
4,892,506
Internet Software & Services 0.0%
DoubleClick, Inc. *	3,574	30,307
VeriSign, Inc. *	7,342	133,184
163,491
IT Services 0.5%
Acxiom Corp.	2,647	63,793
Affiliated Computer Services, Inc. *	1,791	89,228
Automatic Data Processing, Inc.	4,311	191,538
BearingPoint, Inc. *	14,710	126,212
BISYS Group, Inc. *	958	12,119
Ceridian Corp. *	7,618	170,643
CheckFree Corp. *	4,320	132,451
Computer Sciences Corp. *	22,899	998,167
Convergys Corp. *	16,649	244,407
DST Systems, Inc. *	936	44,965
Electronic Data Systems Corp.	58,079	949,592
Global Payments, Inc.	196	9,145
Sabre Group Holdings, Inc., Class A	17,081	435,566
SunGard Data Systems, Inc. *	2,673	74,069
Unisys Corp. *	10,058	136,386
3,678,281
Office Electronics 0.1%
Xerox Corp. *	80,155	1,085,299
Semiconductors & Semiconductor Equipment 0.4%
Advanced Micro Devices, Inc. *	28,895	449,317
Applied Micro Circuits Corp. *	21,658	116,737
Atmel Corp. *	29,288	186,272
Cypress Semiconductor Corp. *	6,367	104,164
Fairchild Semiconductor International, Class A *	7,118	140,367
Integrated Device Technology, Inc. *	8,015	116,859
International Rectifier Corp. *	4,254	188,324
Intersil Holding Corp., Class A	9,694	205,997
LSI Logic Corp. *	28,853	236,594
Micron Technology, Inc. *	39,331	591,145
National Semiconductor Corp. *	7,140	154,724
Novellus Systems, Inc. *	3,609	120,144
2,610,644
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2004

	Shares	Value

Software 0.4%
Autodesk, Inc.	14,250	$ 511,005
BMC Software, Inc. *	2,763	48,739
Cadence Design Systems, Inc. *	25,620	354,581
Computer Associates International, Inc.	12,936	350,048
Compuware Corp. *	45,989	365,613
Network Associates, Inc. *	2,291	38,145
Novell, Inc. *	26,273	239,347
PeopleSoft, Inc. *	25,421	454,527
Siebel Systems, Inc. *	22,821	246,467
2,608,472
MATERIALS 4.8%
Chemicals 2.6%
Air Products & Chemicals, Inc.	29,259	1,462,072
Airgas, Inc.	7,694	167,575
Cabot Corp.	7,510	269,909
Cytec Industries, Inc.	4,957	199,618
Dow Chemical Co.	105,969	4,228,163
E.I. du Pont de Nemours & Co.	114,382	4,941,302
Eastman Chemical Co.	9,963	461,686
Engelhard Corp.	14,754	446,604
International Flavors & Fragrances, Inc.	3,263	117,403
Lubrizol Corp.	6,629	219,486
Lyondell Chemical Co.	17,894	295,609
Monsanto Co.	33,657	1,161,167
PPG Industries, Inc.	21,851	1,306,690
Praxair, Inc.	29,116	1,077,001
Rohm & Haas Co.	20,324	783,287
RPM, Inc.	14,882	218,914
Scotts Co., Class A *	2,282	147,988
Sigma-Aldrich Corp.	4,991	285,036
Valspar Corp.	6,103	290,991
18,080,501
Construction Materials 0.2%
Florida Rock Industries, Inc.	3,139	124,775
Lafarge North America, Inc.	4,127	181,835
Martin Marietta Materials, Inc.	6,296	269,658
Vulcan Materials Co.	11,551	517,023
1,093,291
Containers & Packaging 0.3%
AptarGroup, Inc.	4,359	177,193
Ball Corp.	1,101	75,209
Bemis Co., Inc.	12,086	332,969
Owens-Illinois, Inc. *	13,772	204,239
Packaging Corporation of America	7,506	176,391
Pactiv Corp. *	9,280	218,823
Smurfit-Stone Container Corp. *	31,593	573,729
Sonoco Products Co.	11,813	294,144
Temple-Inland, Inc.	5,990	391,267
2,443,964
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2004

	Shares	Value

Metals & Mining 0.8%
Alcoa, Inc.	108,823	$ 3,406,160
Newmont Mining Corp.	18,726	743,609
Nucor Corp.	10,066	662,846
Peabody Energy Corp.	4,013	199,607
Phelps Dodge Corp.	6,262	425,190
Southern Peru Copper Corp.	1,004	31,305
United States Steel Corp.	14,572	442,406
Worthington Industries, Inc.	4,797	91,814
6,002,937
Paper & Forest Products 0.9%
Bowater, Inc.	6,637	280,280
Georgia-Pacific Corp.	32,223	1,154,228
International Paper Co.	61,662	2,585,488
MeadWestvaco Corp.	25,799	712,568
Weyerhaeuser Co.	28,199	1,705,476
6,438,040
TELECOMMUNICATION SERVICES 5.5%
Diversified Telecommunication Services 5.1%
ALLTEL Corp.	40,075	2,028,997
AT&T Corp.	101,228	1,678,360
BellSouth Corp.	237,776	5,934,889
Centurytel, Inc.	18,426	550,753
Citizens Communications Co. *	36,493	463,461
IDT Corp. *	4,014	70,606
Level 3 Communications, Inc. *	67,380	262,782
Qwest Communications International, Inc. *	135,782	509,183
SBC Communications, Inc.	427,752	10,137,722
Sprint Corp.	115,752	2,055,756
Verizon Communications, Inc.	354,088	12,244,363
35,936,872
Wireless Telecommunications Services 0.4%
American Tower Systems Corp., Class A *	14,844	205,293
AT&T Wireless Services, Inc. *	160,158	2,267,837
Crown Castle International Corp. *	5,986	88,174
Telephone & Data Systems, Inc.	4,338	310,818
United States Cellular Corp. *	1,222	43,515
2,915,637
UTILITIES 5.8%
Electric Utilities 4.2%
Alliant Corp.	13,914	347,572
Ameren Corp.	23,422	1,035,252
American Electric Power Co., Inc.	50,854	1,615,632
CenterPoint Energy, Inc.	34,925	378,587
Cinergy Corp.	22,671	850,389
Consolidated Edison, Inc.	28,746	1,128,568
Dominion Resources, Inc.	41,302	2,600,787
DPL, Inc.	16,287	321,668
DTE Energy Co.	21,626	869,582
Duquesne Light Holdings, Inc.	9,631	185,204
Edison International	36,620	884,007
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2004

	Shares	Value

Entergy Corp.	29,069	$ 1,587,458
Exelon Corp.	83,488	2,780,150
FirstEnergy Corp.	38,862	1,515,618
FPL Group, Inc.	23,597	1,504,309
Great Plains Energy, Inc.	8,908	269,823
Hawaiian Electric Industries, Inc.	4,780	232,356
Northeast Utilities	16,304	311,406
NSTAR	6,828	322,828
OGE Energy Corp.	10,977	268,937
Pepco Holdings, Inc.	20,166	371,054
PG&E Corp. *	52,682	1,501,437
Pinnacle West Capital Corp.	10,703	431,224
PPL Corp.	22,538	972,515
Progress Energy, Inc.	27,592	1,175,695
Puget Energy, Inc.	12,777	274,450
Southern Co.	92,922	2,687,304
TECO Energy, Inc.	24,179	294,017
Texas Genco Holdings, Inc.	1,957	78,280
TXU Corp.	41,490	1,550,481
Wisconsin Energy Corp.	14,968	476,132
WPS Resources Corp.	4,659	210,866
Xcel Energy, Inc.	51,333	872,148
29,905,736
Gas Utilities 0.4%
AGL Resource, Inc.	8,155	229,971
Keyspan Corp.	20,254	716,992
NICOR, Inc.	5,667	188,598
NiSource, Inc.	33,754	683,856
Peoples Energy Corp.	4,641	192,230
Piedmont Natural Gas Co., Inc.	4,600	188,646
UGI Corp.	6,473	207,718
WGL Holdings, Inc.	6,255	172,075
2,580,086
Multi-Utilities & Unregulated Power 1.2%
Calpine Corp. *	49,782	188,674
Constellation Energy Group, Inc.	21,286	813,977
Duke Energy Corp.	116,020	2,313,439
Dynegy, Inc., Class A *	35,455	155,647
Energy East Corp.	18,733	440,225
Equitable Resources, Inc.	8,040	389,136
MDU Resources Group, Inc.	14,335	336,156
National Fuel Gas Co.	8,446	212,417
Oneok, Inc.	12,330	263,492
Public Service Enterprise Group, Inc.	29,082	1,226,097
Questar Corp.	10,641	389,993
Reliant Energy, Inc. *	34,621	343,094
Scana Corp.	14,270	507,726
Sempra Energy	25,659	856,241
Vectren Corp.	9,607	230,568
8,666,882
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2004

	Shares	Value

Water Utilities 0.0%
Aqua America, Inc.	11,878	$ 235,897
Total Common Stocks (cost $552,508,559)		694,424,632

EXCHANGE TRADED FUND 1.7%
iShares Russell 1000 Value Index Fund (cost $11,324,950)	207,775	12,217,170

SHORT-TERM INVESTMENTS 0.1%
MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund (o)
( cost $479,741 )	479,741	479,741
Total Investments (cost $564,313,250) 99.8%		707,121,543
Other Assets and Liabilities 0.2%		1,367,357
Net Assets 100.0%		$708,488,900

*	Non-income producing security
°	Investment in non-controlled affiliate from which the Fund earned $242,033 in dividend income.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
REIT	Real Estate Investment Trust
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2004

Assets
Investments in securities, at value (cost $564,313,250)	$ 707,121,543
Dividends receivable	1,387,043
Receivable from investment advisor	8,500
Prepaid expenses and other assets	3,981

Total assets	708,521,067

Liabilities
Due to related parties	8,007
Accrued expenses and other liabilities	24,160

Total liabilities	32,167

Net assets	$ 708,488,900

Net assets represented by
Paid-in capital	$ 542,216,431
Undistributed net investment income	15,310,156
Accumulated net realized gains on securities	8,154,020
Net unrealized gains on securities	142,808,293

Total net assets	$ 708,488,900

Shares outstanding - Class I	53,561,887

Net asset value per share - Class I	$13.23

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended May 31, 2004

Investment income
Dividends (net of withholding taxes of $1,444)	$ 15,807,471

Expenses
Advisory fee	2,069,472
Administrative services fee	646,247
Transfer agent fees	219
Trustees' fees and expenses	9,824
Printing and postage expenses	8,176
Custodian and accounting fees	143,099
Registration and filing fees	24,046
Professional fees	20,990
Other	23,337

Total expenses	2,945,410
Less: Expense reductions	(1,872)
Fee waivers and expense reimbursements	(2,785,094)

Net expenses	158,444

Net investment income	15,649,027

Net realized and unrealized gains or losses on securities
Net realized gains on securities	8,566,860
Net change in unrealized gains or losses on securities	89,845,556

Net realized and unrealized gains or losses on securities	98,412,416

Net increase in net assets resulting from operations	$ 114,061,443

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,
	2004		2003 (a)

Operations
Net investment income		$ 15,649,027		$ 7,457,281
Net realized gains or losses on securities		8,566,860		(737,424)
Net change in unrealized gains or losses on securities		89,845,556		52,962,737

Net increase in net assets resulting from operations		114,061,443		59,682,594

Distributions to shareholders from net investment income		(5,504,217)		(1,967,351)

	Shares		Shares
Capital share transactions
Proceeds from shares sold	4,240,882	50,000,000	48,882,033	486,713,284
Net asset value of shares issued in reinvestment of distributions	432,382	5,504,217	194,593	1,967,351
Payment for shares redeemed	0	0	(188,003)	(1,968,421)

Net increase in net assets resulting from capital share transactions		55,504,217		486,712,214

Total increase in net assets		164,061,443		544,427,457
Net assets
Beginning of period		544,427,457		0

End of period		$ 708,488,900		$ 544,427,457

Undistributed net investment income		$ 15,310,156		$ 5,499,106

(a) For the period from October 15, 2002 (commencement of operations), to May 31, 2003.
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Market Index Value Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I") shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution under income tax regulations. The primary permanent differences causing such reclassifications are due to certain distributions received from real estate investment trusts.

NOTES TO FINANCIAL STATEMENTS continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.32% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended May 31, 2004, EIMC waived its fee in the amount of $2,069,472 and reimbursed expenses in the amount of $715,622 which combined represents 0.43% of the Fund's average daily net assets. Total amounts subject to recoupment as of May 31, 2004 were $3,698,839.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $133,188,361 and $67,544,707, respectively, for the year ended May 31, 2004.

On May 31, 2004, the aggregate cost of securities for federal income tax purposes was $564,578,424. The gross unrealized appreciation and depreciation on securities based on tax cost was $150,074,752 and $7,531,633, respectively, with a net unrealized appreciation of $142,543,119.

5. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended May 31, 2004, the Fund did not participate in the interfund lending program.

6. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2004, the components of distributable earnings on a tax basis were as follows:

	Undistributed
Undistributed	Long-term	Unrealized
Ordinary Income	Capital Gain	Appreciation

$22,623,690	$1,105,660	$142,543,119

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and real estate investment trusts. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid for the years ended May 31, 2004 and May 31, 2003 were $5,504,217 and $1,967,351, respectively, of ordinary income .

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

NOTES TO FINANCIAL STATEMENTS continued

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended May 31, 2004, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Market Index Value Fund, a series of Evergreen Equity Trust, as of May 31, 2004, and the related statement of operations for the year then ended and statements of changes in net assets, and the financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Market Index Value Fund, as of May 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
July 9, 2004

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $248 billion in assets under management as of March 31, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

566607 rv1   7/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
Applicable for annual reports only.
The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 3 series of the Registrant's annual financial statements for the fiscal years ended May 31, 2003 and May 31, 2004, and fees billed for other services rendered by KPMG LLP.

	2003	2004
Audit fees	$42,500	$61,502

Audit-related fees (1)	121	0
Audit and audit-related fees	42,621	61,502

Tax fees (2)	12	5,617

All other fees	0	0

Total fees	$42,633	$67,119

(1) Audit-related fees consists principally of fees for interfund lending procedures.
(2) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the "Act"), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor's independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the "SEC") has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specified pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor's independence.

II. Delegation

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor's report on management's report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit -related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds' financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC's rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC's prohibited non-audit services is attached to this policy as Exhibit 1. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor's annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor's services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds' investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: July 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: July 25, 2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: July 25, 2004